TABLE OF CONTENTS

PACIFIC SELECT FUND

Letter to Shareholders	A-1
Performance Discussion	A-3
Schedules of Investments	B-1
Financial Statements:
Statements of Assets and Liabilities	C-1
Statements of Operations	C-10
Statements of Changes in Net Assets	C-19
Statements of Cash Flows	C-35
Financial Highlights	C-36
Notes to Financial Statements	D-1
Report of Independent Registered Public Accounting Firm	E-1
Disclosure of Fund Expenses	F-1
Trustees and Officers Information	F-5
Approval of Investment Advisory Agreement and Portfolio Management Agreements	F-8
Where to Go for More Information	F-32

The 2013 Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios of the Pacific Select Fund (“PSF”). For those policyholders and contract owners, the AFIS Annual Report should be read in conjunction with the PSF Annual Report included herein.

The 2013 Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life & Annuity Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

SEPARATE ACCOUNT A

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	Pacific Select Fund
Cash Management	Cash Management Class I *	429,390	$4,329,196	$4,330,551
Diversified Bond	Diversified Bond Class I *	380,738	3,059,223	3,084,367
Floating Rate Income	Floating Rate Income Class I *	64,304	645,999	657,667
Floating Rate Loan	Floating Rate Loan Class I *	861,965	5,158,455	5,273,701
High Yield Bond	High Yield Bond Class I *	772,490	4,116,312	5,224,031
Inflation Managed	Inflation Managed Class I *	858,330	8,583,328	8,312,882
Inflation Protected	Inflation Protected Class I *	48,227	505,403	472,410
Managed Bond	Managed Bond Class I *	970,877	10,283,940	10,965,546
Short Duration Bond	Short Duration Bond Class I *	540,122	4,921,039	5,108,859
Emerging Markets Debt	Emerging Markets Debt Class I *	72,981	762,561	738,759
American Funds® Growth	American Funds Growth Class I *	362,733	2,410,309	4,413,809
American Funds Growth-Income	American Funds Growth-Income Class I *	239,662	1,687,252	3,333,184
Comstock	Comstock Class I *	255,046	1,633,196	2,842,394
Dividend Growth	Dividend Growth Class I *	423,263	4,205,928	5,584,766
Equity Index	Equity Index Class I *	179,556	5,473,099	7,262,827
Focused 30	Focused 30 Class I *	86,038	642,645	1,433,398
Growth	Growth Class I *	40,608	485,022	728,872
Large-Cap Growth	Large-Cap Growth Class I *	327,950	1,538,381	2,329,896
Large-Cap Value	Large-Cap Value Class I *	207,672	1,947,286	3,302,349
Long/Short Large-Cap	Long/Short Large-Cap Class I *	70,959	447,263	677,413
Main Street® Core	Main Street Core Class I *	65,497	743,776	1,690,153
Mid-Cap Equity	Mid-Cap Equity Class I *	162,216	1,244,034	2,197,581
Mid-Cap Growth	Mid-Cap Growth Class I *	346,865	2,168,433	3,302,620
Mid-Cap Value	Mid-Cap Value Class I *	128,516	1,350,419	1,680,758
Small-Cap Equity	Small-Cap Equity Class I *	65,444	762,371	1,033,942
Small-Cap Growth	Small-Cap Growth Class I *	156,844	1,294,323	2,037,872
Small-Cap Index	Small-Cap Index Class I *	159,562	1,923,537	2,739,240
Small-Cap Value	Small-Cap Value Class I *	178,974	1,734,558	2,693,075
Value Advantage	Value Advantage Class I *	2,180	24,435	25,465
Health Sciences	Health Sciences Class I *	307,221	4,091,724	6,900,712
Real Estate	Real Estate Class I *	176,106	1,869,499	2,923,592
Technology	Technology Class I *	329,062	1,376,825	1,693,912
Emerging Markets	Emerging Markets Class I *	238,149	2,262,062	3,789,620
International Large-Cap	International Large-Cap Class I *	374,699	1,567,875	2,985,632
International Small-Cap	International Small-Cap Class I *	118,497	633,016	962,583
International Value	International Value Class I *	159,750	1,153,299	1,886,137
Currency Strategies	Currency Strategies Class I *	10,639	109,769	109,094
Global Absolute Return	Global Absolute Return Class I *	24,939	247,918	246,025
Precious Metals	Precious Metals Class I *	57,203	293,750	251,694
American Funds Asset Allocation	American Funds Asset Allocation Class I *	4,066,687	66,852,645	77,470,298
Pacific Dynamix - Conservative Growth	Pacific Dynamix - Conservative Growth Class I *	1,645,599	19,565,795	21,003,976
Pacific Dynamix - Moderate Growth	Pacific Dynamix - Moderate Growth Class I *	3,643,696	48,955,459	55,809,883
Pacific Dynamix - Growth	Pacific Dynamix - Growth Class I *	720,741	9,500,816	11,829,057
Portfolio Optimization Conservative	Portfolio Optimization Conservative Class I *	9,688,991	95,550,794	105,708,853
Portfolio Optimization Moderate-Conservative	Portfolio Optimization Moderate-Conservative Class I *	17,749,870	173,971,410	201,197,863
Portfolio Optimization Moderate	Portfolio Optimization Moderate Class I *	58,339,991	562,046,658	679,636,335
Portfolio Optimization Growth	Portfolio Optimization Growth Class I *	44,481,703	420,075,121	532,413,155
Portfolio Optimization Aggressive-Growth	Portfolio Optimization Aggressive-Growth Class I *	12,233,612	114,183,816	148,123,949

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Balanced-Risk Allocation Series II	Invesco V.I. Balanced-Risk Allocation Series II	970,833	11,465,340	11,844,160

	American Century Variable Portfolios, Inc.
American Century VP Mid Cap Value Class II	American Century VP Mid Cap Value Class II	49,262	831,635	910,369

	American Funds Insurance Series®
American Funds IS Global Growth FundSM Class 4	American Funds IS Global Growth Fund Class 4	534	15,726	16,060
American Funds IS Managed Risk Asset Allocation FundSM Class P2	American Funds IS Managed Risk Asset Allocation Fund Class P2	25,858	307,009	308,488
American Funds IS New World Fund® Class 4	American Funds IS New World Fund Class 4	145	3,594	3,615
American Funds IS U.S. Government/AAA-Rated Securities FundSM Class 4	American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	1,124	13,496	13,408

See Notes to Financial Statements	See explanation of symbol on page G-2

G-1

SEPARATE ACCOUNT A

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	BlackRock® Variable Series Funds, Inc.
BlackRock Capital Appreciation V.I. Class III	BlackRock Capital Appreciation V.I. Class III	37,283	$318,709	$363,883
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	7,146,135	96,636,894	111,336,782

	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	Fidelity VIP Contrafund Service Class 2	91,688	2,761,848	3,096,293
Fidelity VIP FundManager® 60% Service Class 2	Fidelity VIP FundManager 60% Service Class 2	628,109	6,937,833	7,405,406
Fidelity VIP Strategic Income Service Class 2	Fidelity VIP Strategic Income Service Class 2	6,475	73,310	72,129

	First Trust Variable Insurance Trust
First Trust/Dow Jones Dividend & Income Allocation	First Trust/Dow Jones Dividend & Income Allocation	337,830	3,625,610	3,841,124

	Franklin Templeton Variable Insurance Products Trust
Franklin Rising Dividends Securities Class 2	Franklin Rising Dividends Securities Class 2	75,055	1,871,486	2,073,025
Franklin Templeton VIP Founding Funds	Franklin Templeton VIP Founding Funds
Allocation Class 2	Allocation Class 2	15,662	110,754	116,215
Franklin Templeton VIP Founding Funds Allocation Class 4	Franklin Templeton VIP Founding Funds Allocation Class 4	1,592,417	10,652,802	12,006,824
Mutual Global Discovery Securities Class 2	Mutual Global Discovery Securities Class 2	70,484	1,518,792	1,609,866
Templeton Global Bond Securities Class 2	Templeton Global Bond Securities Class 2	89,195	1,683,036	1,659,032

	GE Investments Funds, Inc.
GE Investments Total Return Class 3	GE Investments Total Return Class 3	1,111,333	18,678,377	20,726,368

	Janus Aspen Series
Janus Aspen Series Balanced Service Shares	Janus Aspen Series Balanced Service Shares	348,838	10,763,374	11,065,133

	JPMorgan Insurance Trust
JPMorgan Insurance Trust Equity Index Class 1	JPMorgan Insurance Trust Equity Index Class 1	1,145	13,433	17,643

	Lord Abbett Series Fund, Inc.
Lord Abbett Bond Debenture Class VC	Lord Abbett Bond Debenture Class VC	45,492	577,030	560,007
Lord Abbett International Core Equity Class VC	Lord Abbett International Core Equity Class VC	10,688	170,931	196,338
Lord Abbett Total Return Class VC	Lord Abbett Total Return Class VC	78,039	1,287,228	1,265,794

	MFS® Variable Insurance Trust
MFS Investors Growth Stock Series - Service Class	MFS Investors Growth Stock Series - Service Class	17,505	238,414	261,877
MFS Total Return Series - Service Class	MFS Total Return Series - Service Class	554,037	11,768,388	12,809,337
MFS Utilities Series - Service Class	MFS Utilities Series - Service Class	5,853	176,548	184,193
MFS Value Series - Service Class	MFS Value Series - Service Class	26,967	378,066	513,184

	PIMCO Variable Insurance Trust
PIMCO CommodityRealReturn® Strategy - Advisor Class	PIMCO CommodityRealReturn Strategy - Advisor Class	19,562	125,325	118,352
PIMCO Global Multi-Asset - Advisor Class	PIMCO Global Multi-Asset - Advisor Class	1,300,408	15,962,039	14,798,645

	Schwab VIT Portfolios
Schwab VIT Balanced	Schwab VIT Balanced	207,122	2,231,167	2,321,840
Schwab VIT Balanced with Growth	Schwab VIT Balanced with Growth	280,393	3,166,098	3,325,458
Schwab VIT Growth	Schwab VIT Growth	323,276	3,855,236	4,089,440

	Van Eck VIP Trust
Van Eck VIP Global Hard Assets Class S	Van Eck VIP Global Hard Assets Class S	4,022	116,650	122,866

*	The variable accounts did not receive any dividends or capital gains distributions from the underlying portfolios/funds during the reporting period (See Note 3 in Notes to Financial Statements).

See Notes to Financial Statements

G-2

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2013

	Variable Accounts
	Cash	Diversified	Floating	Floating	High Yield	Inflation	Inflation
	Management	Bond	Rate Income	Rate Loan	Bond	Managed	Protected
ASSETS
Investments in mutual funds, at value	$4,330,551	$3,084,367	$657,667	$5,273,701	$5,224,031	$8,312,882	$472,410
Receivables:
Due from Pacific Life & Annuity Company	7,047	1,043	1,237	30,485	2,321	13,331	—
Investments sold	—	127	—	—	—	—	20
Total Assets	4,337,598	3,085,537	658,904	5,304,186	5,226,352	8,326,213	472,430
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	—	—	—	46
Investments purchased	6,877	—	1,274	30,137	1,073	6,528	—
Total Liabilities	6,877	—	1,274	30,137	1,073	6,528	46
NET ASSETS	$4,330,721	$3,085,537	$657,630	$5,274,049	$5,225,279	$8,319,685	$472,384
Units Outstanding	439,903	262,516	64,963	527,366	331,433	555,746	48,156
Accumulation Unit Values	$9.16 - $12.52	$9.60 - $13.34	$10.10 - $10.15	$9.47 - $11.83	$10.12 - $22.72	$8.90 - $22.53	$8.89 - $10.03
Cost of Investments	$4,329,196	$3,059,223	$645,999	$5,158,455	$4,116,312	$8,583,328	$505,403

	Managed	Short Duration	Emerging	American Funds	American Funds		Dividend
	Bond	Bond	Markets Debt	Growth	Growth-Income	Comstock	Growth
ASSETS
Investments in mutual funds, at value	$10,965,546	$5,108,859	$738,759	$4,413,809	$3,333,184	$2,842,394	$5,584,766
Receivables:
Due from Pacific Life & Annuity Company	14,421	11,891	—	203	2,872	5,020	6,711
Investments sold	—	—	19	4,230	2,359	721	—
Total Assets	10,979,967	5,120,750	738,778	4,418,242	3,338,415	2,848,135	5,591,477
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	59	—	—	—	—
Investments purchased	6,423	7,048	—	—	—	—	4,454
Total Liabilities	6,423	7,048	59	—	—	—	4,454
NET ASSETS	$10,973,544	$5,113,702	$738,719	$4,418,242	$3,338,415	$2,848,135	$5,587,023
Units Outstanding	730,064	496,891	74,064	295,653	233,037	184,015	418,451
Accumulation Unit Values	$9.50 - $24.12	$9.88 - $12.07	$9.17 - $10.28	$11.80 - $18.90	$11.90 - $17.44	$11.88 - $18.29	$11.56 - $17.28
Cost of Investments	$10,283,940	$4,921,039	$762,561	$2,410,309	$1,687,252	$1,633,196	$4,205,928

	Equity	Focused		Large-Cap	Large-Cap	Long/Short	Main Street
	Index	30	Growth	Growth	Value	Large-Cap	Core
ASSETS
Investments in mutual funds, at value	$7,262,827	$1,433,398	$728,872	$2,329,896	$3,302,349	$677,413	$1,690,153
Receivables:
Due from Pacific Life & Annuity Company	15,082	—	3,667	12,163	30,452	568	5,937
Investments sold	—	1,823	35	—	—	27	409
Total Assets	7,277,909	1,435,221	732,574	2,342,059	3,332,801	678,008	1,696,499
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	1,661	—	—	—	—	—
Investments purchased	12,477	—	—	6,011	19,433	—	—
Total Liabilities	12,477	1,661	—	6,011	19,433	—	—
NET ASSETS	$7,265,432	$1,433,560	$732,574	$2,336,048	$3,313,368	$678,008	$1,696,499
Units Outstanding	543,942	84,308	46,772	180,606	226,599	50,929	115,323
Accumulation Unit Values	$11.68 - $30.67	$11.14 - $23.87	$12.40 - $33.88	$12.41 - $15.96	$11.69 - $20.35	$11.96 - $14.36	$12.01 - $25.51
Cost of Investments	$5,473,099	$642,645	$485,022	$1,538,381	$1,947,286	$447,263	$743,776

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2013

	Variable Accounts
	Mid-Cap	Mid-Cap	Mid-Cap	Small-Cap	Small-Cap	Small-Cap	Small-Cap
	Equity	Growth	Value	Equity	Growth	Index	Value
ASSETS
Investments in mutual funds, at value	$2,197,581	$3,302,620	$1,680,758	$1,033,942	$2,037,872	$2,739,240	$2,693,075
Receivables:
Due from Pacific Life & Annuity Company	21,543	24,531	158	6,812	6,295	9,596	15,503
Total Assets	2,219,124	3,327,151	1,680,916	1,040,754	2,044,167	2,748,836	2,708,578
LIABILITIES
Payables:
Investments purchased	11,644	23,111	23	6,314	4,520	7,211	13,153
Total Liabilities	11,644	23,111	23	6,314	4,520	7,211	13,153
NET ASSETS	$2,207,480	$3,304,040	$1,680,893	$1,034,440	$2,039,647	$2,741,625	$2,695,425
Units Outstanding	141,193	221,848	91,614	66,504	134,772	155,485	132,958
Accumulation Unit Values	$11.44 - $29.72	$11.81 - $17.86	$11.80 - $22.76	$12.48 - $24.58	$12.30 - $19.09	$12.53 - $25.09	$12.00 - $36.59
Cost of Investments	$1,244,034	$2,168,433	$1,350,419	$762,371	$1,294,323	$1,923,537	$1,734,558

	Value Advantage	Health Sciences	Real Estate	Technology	Emerging Markets	International Large-Cap	International Small-Cap
ASSETS
Investments in mutual funds, at value	$25,465	$6,900,712	$2,923,592	$1,693,912	$3,789,620	$2,985,632	$962,583
Receivables:
Due from Pacific Life & Annuity Company	—	46,627	10,076	2,295	36,338	16,655	22,524
Investments sold	1	—	—	—	—	—	—
Total Assets	25,466	6,947,339	2,933,668	1,696,207	3,825,958	3,002,287	985,107
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	3	—	—	—	—	—	—
Investments purchased	—	47,042	8,313	2,341	18,587	6,830	20,836
Total Liabilities	3	47,042	8,313	2,341	18,587	6,830	20,836
NET ASSETS	$25,463	$6,900,297	$2,925,355	$1,693,866	$3,807,371	$2,995,457	$964,271
Units Outstanding	2,200	297,658	217,227	141,804	180,965	193,917	87,135
Accumulation Unit Values	$11.56 - $11.59	$12.68 - $32.64	$8.99 - $38.72	$7.15 - $12.66	$10.23 - $62.86	$11.15 - $22.01	$9.47 - $15.92
Cost of Investments	$24,435	$4,091,724	$1,869,499	$1,376,825	$2,262,062	$1,567,875	$633,016

	International Value	Currency Strategies	Global Absolute Return	Precious Metals	American Funds Asset Allocation	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth
ASSETS
Investments in mutual funds, at value	$1,886,137	$109,094	$246,025	$251,694	$77,470,298	$21,003,976	$55,809,883
Receivables:
Due from Pacific Life & Annuity Company	6,511	22	15	—	—	237,506	25,192
Investments sold	1,095	—	—	10	748	—	—
Total Assets	1,893,743	109,116	246,040	251,704	77,471,046	21,241,482	55,835,075
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	22	5,422	—	—
Investments purchased	—	27	24	—	—	238,682	28,158
Total Liabilities	—	27	24	22	5,422	238,682	28,158
NET ASSETS	$1,893,743	$109,089	$246,016	$251,682	$77,465,624	$21,002,800	$55,806,917
Units Outstanding	175,539	10,875	25,466	44,246	4,460,292	1,517,519	3,716,555
Accumulation Unit Values	$7.39 - $14.66	$9.92 - $10.11	$9.52 - $9.82	$4.29 - $7.57	$11.15 - $20.53	$10.33 - $14.71	$10.70 - $16.37
Cost of Investments	$1,153,299	$109,769	$247,918	$293,750	$66,852,645	$19,565,795	$48,955,459

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2013

	Variable Accounts
			Portfolio			Portfolio	Invesco V.I.
	Pacific	Portfolio	Optimization	Portfolio	Portfolio	Optimization	Balanced-Risk
	Dynamix -	Optimization	Moderate-	Optimization	Optimization	Aggressive-	Allocation
	Growth	Conservative	Conservative	Moderate	Growth	Growth	Series II
ASSETS
Investments in mutual funds, at value	$11,829,057	$105,708,853	$201,197,863	$679,636,335	$532,413,155	$148,123,949	$11,844,160
Receivables:
Due from Pacific Life & Annuity Company	—	236,482	—	—	164,388	—	68,738
Investments sold	65,031	—	1,637,784	253,069	—	20,758	—
Total Assets	11,894,088	105,945,335	202,835,647	679,889,404	532,577,543	148,144,707	11,912,898
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	65,663	—	1,662,192	343,617	—	44,552	—
Investments purchased	—	250,339	—	—	247,705	—	69,151
Total Liabilities	65,663	250,339	1,662,192	343,617	247,705	44,552	69,151
NET ASSETS (1)	$11,828,425	$105,694,996	$201,173,455	$679,545,787	$532,329,838	$148,100,155	$11,843,747
Units Outstanding	705,674	9,788,730	17,986,289	59,280,506	45,400,112	12,554,672	812,212
Accumulation Unit Values	$11.11 - $18.77	$9.89 - $11.17	$10.28 - $11.94	$10.58 - $12.67	$10.92 - $13.43	$11.17 - $14.05	$9.80 - $16.99
Cost of Investments	$9,500,816	$95,550,794	$173,971,410	$562,046,658	$420,075,121	$114,183,816	$11,465,340

	American Century VP Mid Cap Value Class II	American Funds IS Global Growth Fund Class 4	American Funds IS Managed Risk Asset Allocation Fund Class P2	American Funds IS New World Fund Class 4	American Funds IS U.S. Government/ AAA-Rated Securities Fund Class 4	BlackRock Capital Appreciation V.I. Class III	BlackRock Global Allocation V.I. Class III
ASSETS
Investments in mutual funds, at value	$910,369	$16,060	$308,488	$3,615	$13,408	$363,883	$111,336,782
Receivables:
Due from Pacific Life & Annuity Company	7,447	—	—	—	—	—	21,790
Investments sold	—	—	10	—	—	736	—
Total Assets	917,816	16,060	308,498	3,615	13,408	364,619	111,358,572
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	37	—	1	745	—
Investments purchased	7,494	—	—	—	—	—	25,871
Total Liabilities	7,494	—	37	—	1	745	25,871
NET ASSETS	$910,322	$16,060	$308,461	$3,615	$13,407	$363,874	$111,332,701
Units Outstanding	74,224	1,516	29,973	356	1,361	24,432	9,550,232
Accumulation Unit Values	$11.51 - $12.68	$10.59 - $10.59	$10.29 - $10.29	$10.16 - $10.16	$9.85 - $9.85	$12.97 - $16.64	$10.67 - $12.89
Cost of Investments	$831,635	$15,726	$307,009	$3,594	$13,496	$318,709	$96,636,894

	Fidelity VIP Contrafund Service Class 2	Fidelity VIP FundsManager 60% Service Class 2	Fidelity VIP Strategic Income Service Class 2	First Trust/ Dow Jones Dividend & Income Allocation	Franklin Rising Dividends Securities Class 2	Franklin Templeton VIP Founding Funds Allocation Class 2	Franklin Templeton VIP Founding Funds Allocation Class 4
ASSETS
Investments in mutual funds, at value	$3,096,293	$7,405,406	$72,129	$3,841,124	$2,073,025	$116,215	$12,006,824
Receivables:
Due from Pacific Life & Annuity Company	—	10,727	—	4,675	—	—	9,226
Investments sold	116	—	3	—	83	3	—
Total Assets	3,096,409	7,416,133	72,132	3,845,799	2,073,108	116,218	12,016,050
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	270	—	10	—	198	6	—
Investments purchased	—	11,148	—	4,860	—	—	9,876
Total Liabilities	270	11,148	10	4,860	198	6	9,876
NET ASSETS	$3,096,139	$7,404,985	$72,122	$3,840,939	$2,072,910	$116,212	$12,006,174
Units Outstanding	251,215	638,756	7,237	342,241	171,300	8,129	981,233
Accumulation Unit Values	$11.92 - $12.62	$10.98 - $12.13	$9.96 - $9.97	$10.44 - $11.65	$11.54 - $12.64	$13.38 - $14.82	$11.20 - $15.08
Cost of Investments	$2,761,848	$6,937,833	$73,310	$3,625,610	$1,871,486	$110,754	$10,652,802

(1)	Net assets for the Portfolio Optimization Aggressive-Growth Variable Account include contracts in payout (annuitization) period in the amount of $16,294 as of December 31, 2013 (See Note 2D in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2013

	Variable Accounts
	Mutual Global Discovery Securities Class 2	Templeton Global Bond Securities Class 2	GE Investments Total Return Class 3	Janus Aspen Series Balanced Service Shares	JPMorgan Insurance Trust Equity Index Class 1	Lord Abbett Bond Debenture Class VC	Lord Abbett International Core Equity Class VC
ASSETS
Investments in mutual funds, at value	$1,609,866	$1,659,032	$20,726,368	$11,065,133	$17,643	$560,007	$196,338
Receivables:
Due from Pacific Life & Annuity Company	20,149	—	15,573	19,066	—	—	—
Investments sold	—	—	—	—	—	18	185
Total Assets	1,630,015	1,659,032	20,741,941	11,084,199	17,643	560,025	196,523
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	99	—	—	—	49	189
Investments purchased	20,203	12	16,974	20,076	—	—	—
Total Liabilities	20,203	111	16,974	20,076	—	49	189
NET ASSETS	$1,609,812	$1,658,921	$20,724,967	$11,064,123	$17,643	$559,976	$196,334
Units Outstanding	126,211	164,126	1,376,347	957,715	1,053	53,267	14,073
Accumulation Unit Values	$11.41 - $15.54	$9.73 - $12.47	$10.67 - $16.94	$10.97 - $11.78	$16.75 - $16.75	$10.20 - $10.73	$11.74 - $14.57
Cost of Investments	$1,518,792	$1,683,036	$18,678,377	$10,763,374	$13,433	$577,030	$170,931

	Lord Abbett Total Return Class VC	MFS Investors Growth Stock Series - Service Class	MFS Total Return Series - Service Class	MFS Utilities Series - Service Class	MFS Value Series - Service Class	PIMCO CommodityRealReturn Strategy - Advisor Class	PIMCO Global Multi-Asset - Advisor Class
ASSETS
Investments in mutual funds, at value	$1,265,794	$261,877	$12,809,337	$184,193	$513,184	$118,352	$14,798,645
Receivables:
Due from Pacific Life & Annuity Company	1,750	—	—	—	—	31	—
Investments sold	—	6	6,083	7	1,115	—	24,719
Total Assets	1,267,544	261,883	12,815,420	184,200	514,299	118,383	14,823,364
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	13	6,761	14	1,129	—	23,806
Investments purchased	1,787	—	—	—	—	36	—
Total Liabilities	1,787	13	6,761	14	1,129	36	23,806
NET ASSETS	$1,265,757	$261,870	$12,808,659	$184,186	$513,170	$118,347	$14,799,558
Units Outstanding	120,403	17,349	1,071,314	16,420	32,641	13,798	1,502,720
Accumulation Unit Values	$10.36 - $11.63	$14.76 - $17.65	$10.83 - $13.30	$10.46 - $11.68	$14.90 - $17.71	$8.35 - $8.89	$8.82 - $10.48
Cost of Investments	$1,287,228	$238,414	$11,768,388	$176,548	$378,066	$125,325	$15,962,039

	Schwab VIT Balanced	Schwab VIT Balanced with Growth	Schwab VIT Growth	Van Eck VIP Global Hard Assets Class S
ASSETS
Investments in mutual funds, at value	$2,321,840	$3,325,458	$4,089,440	$122,866
Receivables:
Investments sold	38	55	66	5
Total Assets	2,321,878	3,325,513	4,089,506	122,871
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	85	128	152	11
Total Liabilities	85	128	152	11
NET ASSETS	$2,321,793	$3,325,385	$4,089,354	$122,860
Units Outstanding	211,550	288,302	334,063	11,188
Accumulation Unit Values	$10.98 - $10.98	$11.53 - $11.53	$12.24 - $12.24	$10.60 - $11.34
Cost of Investments	$2,231,167	$3,166,098	$3,855,236	$116,650

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2013

	Variable Accounts
	Cash Management	Diversified Bond	Floating Rate Income (1)	Floating Rate Loan	High Yield Bond	Inflation Managed	Inflation Protected
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$—	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	54,658	35,929	3,155	37,874	57,513	121,198	6,667
Administrative fees	8,773	5,723	477	6,940	9,895	20,489	1,101
Total Expenses	63,431	41,652	3,632	44,814	67,408	141,687	7,768
Net Investment Loss	(63,431)	(41,652)	(3,632)	(44,814)	(67,408)	(141,687)	(7,768)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(5)	(16,738)	224	(3,865)	(11,590)	(102,564)	(5,942)
Capital gains distributions from mutual fund investments (2)	—	—	—	—	—	—	—
Realized Gain (Loss) on Investments	(5)	(16,738)	224	(3,865)	(11,590)	(102,564)	(5,942)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	25	(16,667)	11,668	125,696	322,828	(736,190)	(43,414)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($63,411)	($75,057)	$8,260	$77,017	$243,830	($980,441)	($57,124)

	Managed Bond	Short Duration Bond	Emerging Markets Debt	American Funds Growth	American Funds Growth-Income	Comstock	Dividend Growth
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$—	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	146,337	46,562	5,879	48,000	38,611	27,720	40,877
Administrative fees	24,217	7,862	1,116	7,984	6,429	4,629	7,101
Total Expenses	170,554	54,424	6,995	55,984	45,040	32,349	47,978
Net Investment Loss	(170,554)	(54,424)	(6,995)	(55,984)	(45,040)	(32,349)	(47,978)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(87,777)	(2,355)	(7,092)	6,822	32,315	7,783	(4,428)
Capital gains distributions from mutual fund investments (2)	—	—	—	—	—	—	—
Realized Gain (Loss) on Investments	(87,777)	(2,355)	(7,092)	6,822	32,315	7,783	(4,428)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(178,247)	20,350	(30,478)	944,687	789,111	594,256	861,090
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($436,578)	($36,429)	($44,565)	$895,525	$776,386	$569,690	$808,684

	Equity Index	Focused 30	Growth	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap	Main Street Core
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$—	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	47,770	17,177	9,527	20,122	32,327	6,456	19,912
Administrative fees	7,983	2,717	1,506	3,389	5,389	1,059	3,477
Total Expenses	55,753	19,894	11,033	23,511	37,716	7,515	23,389
Net Investment Loss	(55,753)	(19,894)	(11,033)	(23,511)	(37,716)	(7,515)	(23,389)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	4,903	63,608	(12,108)	20,051	11,070	7,497	37,744
Capital gains distributions from mutual fund investments (2)	—	—	—	—	—	—	—
Realized Gain (Loss) on Investments	4,903	63,608	(12,108)	20,051	11,070	7,497	37,744
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS	1,195,516	326,472	199,568	474,576	641,371	143,915	399,718
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,144,666	$370,186	$176,427	$471,116	$614,725	$143,897	$414,073

(1)	Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).
(2)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2013

	Variable Accounts
	Mid-Cap Equity	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth	Small-Cap Index	Small-Cap Value
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$—	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	25,549	30,572	15,311	7,609	17,056	20,608	26,976
Administrative fees	4,183	5,099	2,575	1,245	3,032	3,558	4,519
Total Expenses	29,732	35,671	17,886	8,854	20,088	24,166	31,495
Net Investment Loss	(29,732)	(35,671)	(17,886)	(8,854)	(20,088)	(24,166)	(31,495)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	17,095	(1,116)	11,161	11,998	(569)	5,517	17,147
Capital gains distributions from mutual fund investments (1)	—	—	—	—	—	—	—
Realized Gain (Loss) on Investments	17,095	(1,116)	11,161	11,998	(569)	5,517	17,147
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS	564,450	619,824	311,141	176,200	388,196	504,453	566,675
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$551,813	$583,037	$304,416	$179,344	$367,539	$485,804	$552,327

	Value Advantage (2)	Health Sciences	Real Estate	Technology	Emerging Markets	International Large-Cap	International Small-Cap
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$—	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	27	68,466	30,424	17,262	41,762	30,815	7,392
Administrative fees	7	10,126	5,182	2,759	6,638	5,501	1,483
Total Expenses	34	78,592	35,606	20,021	48,400	36,316	8,875
Net Investment Loss	(34)	(78,592)	(35,606)	(20,021)	(48,400)	(36,316)	(8,875)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	—	(1,059)	(26,425)	(2,017)	(15,002)	15,526	3,646
Capital gains distributions from mutual fund investments (1)	—	—	—	—	—	—	—
Realized Gain (Loss) on Investments	—	(1,059)	(26,425)	(2,017)	(15,002)	15,526	3,646
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS	1,029	2,070,331	21,868	259,993	312,921	435,175	164,929
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$995	$1,990,680	($40,163)	$237,955	$249,519	$414,385	$159,700

	International Value	Currency Strategies	Global Absolute Return	Precious Metals	American Funds Asset Allocation	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$—	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	17,877	455	1,286	1,205	520,554	167,562	478,517
Administrative fees	3,322	66	262	207	84,783	26,212	73,271
Total Expenses	21,199	521	1,548	1,412	605,337	193,774	551,788
Net Investment Loss	(21,199)	(521)	(1,548)	(1,412)	(605,337)	(193,774)	(551,788)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	20,988	(90)	(5,697)	(1,580)	(21,728)	(4,344)	10,154
Capital gains distributions from mutual fund investments (1)	—	—	—	—	—	—	—
Realized Gain (Loss) on Investments	20,988	(90)	(5,697)	(1,580)	(21,728)	(4,344)	10,154
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	286,920	(669)	(1,896)	(42,055)	8,830,416	1,310,667	5,887,302
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$286,709	($1,280)	($9,141)	($45,047)	$8,203,351	$1,112,549	$5,345,668

(1)	See Note 3 in Notes to Financial Statements.
(2)	Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2013

	Variable Accounts
	Pacific Dynamix - Growth	Portfolio Optimization Conservative	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth	Portfolio Optimization Aggressive- Growth
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	118,930	1,599,673	2,732,304	8,772,365	7,178,465	2,037,536
Administrative fees	17,881	259,942	443,893	1,434,301	1,180,747	335,476
Total Expenses	136,811	1,859,615	3,176,197	10,206,666	8,359,212	2,373,012
Net Investment Loss	(136,811)	(1,859,615)	(3,176,197)	(10,206,666)	(8,359,212)	(2,373,012)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on sale of mutual fund investments	61,920	1,697,630	548,204	842,028	7,005,466	1,694,610
Capital gains distributions from mutual fund investments (1)	—	—	—	—	—	—
Realized Gain on Investments	61,920	1,697,630	548,204	842,028	7,005,466	1,694,610
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS	1,941,605	2,043,577	15,096,569	76,205,999	76,069,210	25,033,005
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,866,714	$1,881,592	$12,468,576	$66,841,361	$74,715,464	$24,354,603

	Invesco V.I. Balanced-Risk Allocation Series II	American Century VP Mid Cap Value Class II (2)	American Funds IS Global Growth Fund Class 4 (2)	American Funds IS Managed Risk Asset Allocation Fund Class P2 (2)	American Funds IS New World Fund Class 4 (2)	American Funds IS U.S. Government/ AAA-Rated Securities Fund Class 4 (2)
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$169,517	$5,146	$166	$526	$42	$38
EXPENSES
Mortality and expense risk	143,799	6,459	13	55	4	5
Administrative fees	23,265	867	3	12	—	1
Total Expenses	167,064	7,326	16	67	4	6
Net Investment Income (Loss)	2,453	(2,180)	150	459	38	32
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(59,377)	7,250	—	—	—	—
Capital gains distributions from mutual fund investments (1)	321,741	1,881	—	—	—	—
Realized Gain (Loss) on Investments	262,364	9,131	—	—	—	—
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(249,565)	78,734	334	1,478	21	(88)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,252	$85,685	$484	$1,937	$59	($56)

	BlackRock Capital Appreciation V.I. Class III	BlackRock Global Allocation V.I. Class III	Fidelity VIP Contrafund Service Class 2 (2)	Fidelity VIP FundsManager 60% Service Class 2	Fidelity VIP Strategic Income Service Class 2 (2)	First Trust/ Dow Jones Dividend & Income Allocation
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$5	$1,112,059	$22,447	$71,201	$1,068	$28,874
EXPENSES
Mortality and expense risk	2,041	1,132,705	15,141	49,145	51	29,140
Administrative fees	455	186,078	2,368	8,057	11	4,736
Total Expenses	2,496	1,318,783	17,509	57,202	62	33,876
Net Investment Income (Loss)	(2,491)	(206,724)	4,938	13,999	1,006	(5,002)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	1,737	(40,538)	(243)	(3,916)	(2)	(1,264)
Capital gains distributions from mutual fund investments (1)	49,906	4,346,715	786	221,489	221	52,608
Realized Gain on Investments	51,643	4,306,177	543	217,573	219	51,344
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	38,413	7,195,816	334,444	435,449	(1,181)	211,611
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$87,565	$11,295,269	$339,925	$667,021	$44	$257,953

(1)	See Note 3 in Notes to Financial Statements.
(2)	Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2013

	Variable Accounts
	Franklin Rising Dividends Securities Class 2 (1)	Franklin Templeton VIP Founding Funds Allocation Class 2	Franklin Templeton VIP Founding Funds Allocation Class 4	Mutual Global Discovery Securities Class 2	Templeton Global Bond Securities Class 2	GE Investments Total Return Class 3
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$11,103	$5,422	$897,224	$17,963	$85,864	$253,213
EXPENSES
Mortality and expense risk	12,190	596	110,053	7,409	16,517	207,059
Administrative fees	1,995	111	17,064	1,478	2,548	32,506
Total Expenses	14,185	707	127,117	8,887	19,065	239,565
Net Investment Income (Loss)	(3,082)	4,715	770,107	9,076	66,799	13,648
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(2,361)	(453)	(114,518)	17,217	(68,204)	39,412
Capital gains distributions from mutual fund investments (2)	—	7,908	1,485,755	74,655	22,169	971,588
Realized Gain (Loss) on Investments	(2,361)	7,455	1,371,237	91,872	(46,035)	1,011,000
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	201,539	2,335	(397,422)	88,594	(26,691)	1,115,630
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$196,096	$14,505	$1,743,922	$189,542	($5,927)	$2,140,278

	Janus Aspen Series Balanced Service Shares (1)	JPMorgan Insurance Trust Equity Index Class 1	Lord Abbett Bond Debenture Class VC (1)	Lord Abbett International Core Equity Class VC	Lord Abbett Total Return Class VC	MFS Investors Growth Stock Series - Service Class
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$51,849	$357	$24,544	$2,457	$23,933	$666
EXPENSES
Mortality and expense risk	29,116	224	1,978	734	6,243	671
Administrative fees	4,811	27	453	168	1,395	164
Total Expenses	33,927	251	2,431	902	7,638	835
Net Investment Income (Loss)	17,922	106	22,113	1,555	16,295	(169)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(27,555)	556	(125)	(10)	(3,821)	(102)
Capital gains distributions from mutual fund investments (2)	96,356	683	9,178	2,414	514	5,003
Realized Gain (Loss) on Investments	68,801	1,239	9,053	2,404	(3,307)	4,901
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	301,759	3,333	(17,022)	20,345	(29,411)	22,479
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$388,482	$4,678	$14,144	$24,304	($16,423)	$27,211

	MFS Total Return Series - Service Class	MFS Utilities Series - Service Class (1)	MFS Value Series - Service Class	PIMCO CommodityRealReturn Strategy - Advisor Class (1)	PIMCO Global Multi-Asset - Advisor Class	Schwab VIT Balanced
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$114,396	$2,783	$4,210	$493	$460,022	$2,076
EXPENSES
Mortality and expense risk	74,655	1,114	2,512	474	169,922	5,171
Administrative fees	12,910	189	594	113	26,853	3,693
Total Expenses	87,565	1,303	3,106	587	196,775	8,864
Net Investment Income (Loss)	26,831	1,480	1,104	(94)	263,247	(6,788)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	29,640	(9)	259	(525)	(171,593)	(135)
Capital gains distributions from mutual fund investments (2)	—	2,476	1,292	—	—	—
Realized Gain (Loss) on Investments	29,640	2,467	1,551	(525)	(171,593)	(135)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	985,834	7,645	112,388	(6,973)	(1,480,029)	87,048
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,042,305	$11,592	$115,043	($7,592)	($1,388,375)	$80,125

(1)	Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).
(2)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIODS ENDED DECEMBER 31, 2013

	Variable Accounts
	Schwab VIT Balanced with Growth (1)	Schwab VIT Growth (1)	Van Eck VIP Global Hard Assets Class S (1)
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$495	$298	$47
EXPENSES
Mortality and expense risk	4,775	5,174	618
Administrative fees	3,410	3,696	99
Total Expenses	8,185	8,870	717
Net Investment Loss	(7,690)	(8,572)	(670)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of mutual fund investments	(9,199)	(146)	(34)
Capital gains distributions from mutual fund investments (2)	—	—	182
Realized Gain (Loss) on Investments	(9,199)	(146)	148
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS	159,360	234,204	6,217
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$142,471	$225,486	$5,695

(1)	Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).
(2)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012	Year/Period Ended December 31, 2013	Year Ended December 31, 2012
	Cash Management		Diversified Bond		Floating Rate Income (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($63,431)	($56,650)	($41,652)	$36,452	($3,632)
Realized gain (loss) on investments	(5)	35	(16,738)	(76,957)	224
Change in net unrealized appreciation (depreciation) on investments	25	(74)	(16,667)	186,667	11,668
Net Increase (Decrease) in Net Assets Resulting from Operations	(63,411)	(56,689)	(75,057)	146,162	8,260
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,250,439	729,286	764,580	259,349	312,997
Transfers between variable and fixed accounts, net	5,528,673	6,984,270	190,515	479,066	371,221
Contract charges and deductions	(103,198)	(780,130)	(113,176)	(71,392)	(10)
Surrenders	(6,005,062)	(7,297,673)	(107,260)	(266,542)	(34,800)
Other	(633)	(341)	96	206	(38)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	670,219	(364,588)	734,755	400,687	649,370
NET INCREASE (DECREASE) IN NET ASSETS	606,808	(421,277)	659,698	546,849	657,630
NET ASSETS
Beginning of Year or Period	3,723,913	4,145,190	2,425,839	1,878,990	—
End of Year or Period	$4,330,721	$3,723,913	$3,085,537	$2,425,839	$657,630

	Floating Rate Loan		High Yield Bond		Inflation Managed
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($44,814)	$43,680	($67,408)	$186,250	($141,687)	$54,547
Realized gain (loss) on investments	(3,865)	(43,949)	(11,590)	20,277	(102,564)	1,208,366
Change in net unrealized appreciation (depreciation) on investments	125,696	83,512	322,828	235,829	(736,190)	(637,264)
Net Increase (Decrease) in Net Assets Resulting from Operations	77,017	83,243	243,830	442,356	(980,441)	625,649
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,697,722	371,929	717,129	396,775	743,512	915,147
Transfers between variable and fixed accounts, net	2,179,559	(161,822)	1,165,999	(77,573)	343,630	1,479,651
Contract charges and deductions	(7,413)	(29,623)	(111,445)	(32,738)	(27,424)	(177,583)
Surrenders	(66,646)	(292,134)	(375,445)	(376,030)	(1,410,670)	(933,925)
Other	(174)	101	119	(2,116)	(835)	593
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	3,803,048	(111,549)	1,396,357	(91,682)	(351,787)	1,283,883
NET INCREASE (DECREASE) IN NET ASSETS	3,880,065	(28,306)	1,640,187	350,674	(1,332,228)	1,909,532
NET ASSETS
Beginning of Year	1,393,984	1,422,290	3,585,092	3,234,418	9,651,913	7,742,381
End of Year	$5,274,049	$1,393,984	$5,225,279	$3,585,092	$8,319,685	$9,651,913

(1)	Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2013	Year/Period Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012
	Inflation Protected		Managed Bond		Short Duration Bond
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($7,768)	($3,541)	($170,554)	$352,973	($54,424)	($18,886)
Realized gain (loss) on investments	(5,942)	(423)	(87,777)	16,885	(2,355)	3,579
Change in net unrealized appreciation (depreciation) on investments	(43,414)	13,526	(178,247)	405,000	20,350	62,445
Net Increase (Decrease) in Net Assets Resulting from Operations	(57,124)	9,562	(436,578)	774,858	(36,429)	47,138
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	107,169	58,512	2,385,017	1,762,938	1,610,418	461,900
Transfers between variable and fixed accounts, net	(5,632)	280,052	(1,416,383)	1,882,668	681,539	795,136
Contract charges and deductions	(6,957)	(109)	(226,997)	(129,461)	(94,313)	(45,809)
Surrenders	(27,761)	(22,103)	(721,983)	(1,264,879)	(321,111)	(406,255)
Other	(4)	(685)	(167)	(976)	(63)	(834)
Net Increase in Net Assets Derived from Contract Owner Transactions	66,815	315,667	19,487	2,250,290	1,876,470	804,138
NET INCREASE (DECREASE) IN NET ASSETS	9,691	325,229	(417,091)	3,025,148	1,840,041	851,276
NET ASSETS
Beginning of Year	462,693	137,464	11,390,635	8,365,487	3,273,661	2,422,385
End of Year	$472,384	$462,693	$10,973,544	$11,390,635	$5,113,702	$3,273,661

	Emerging Markets Debt (1)		American Funds Growth		American Funds Growth-Income
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($6,995)	$3,696	($55,984)	($37,355)	($45,040)	($8,798)
Realized gain (loss) on investments	(7,092)	8	6,822	70,729	32,315	26,647
Change in net unrealized appreciation (depreciation) on investments	(30,478)	6,676	944,687	359,428	789,111	300,047
Net Increase (Decrease) in Net Assets Resulting from Operations	(44,565)	10,380	895,525	392,802	776,386	317,896
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	226,262	115,484	871,453	373,353	521,393	282,228
Transfers between variable and fixed accounts, net	387,285	76,336	(42,749)	(128,059)	(76,921)	(24,553)
Contract charges and deductions	(1,503)	(94)	(140,641)	(8,146)	(80,147)	(7,404)
Surrenders	(30,825)	—	(135,976)	(221,215)	(354,206)	(163,803)
Other	(30)	(11)	1,141	2,449	1,198	571
Net Increase in Net Assets Derived from Contract Owner Transactions	581,189	191,715	553,228	18,382	11,317	87,039
NET INCREASE IN NET ASSETS	536,624	202,095	1,448,753	411,184	787,703	404,935
NET ASSETS
Beginning of Year or Period	202,095	—	2,969,489	2,558,305	2,550,712	2,145,777
End of Year or Period	$738,719	$202,095	$4,418,242	$2,969,489	$3,338,415	$2,550,712

(1)	Operations commenced on June 8, 2012.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012
	Comstock		Dividend Growth		Equity Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($32,349)	$1,175	($47,978)	$8,376	($55,753)	$23,129
Realized gain (loss) on investments	7,783	200,023	(4,428)	33,672	4,903	44,469
Change in net unrealized appreciation on investments	594,256	46,004	861,090	134,366	1,195,516	173,104
Net Increase in Net Assets Resulting from Operations	569,690	247,202	808,684	176,414	1,144,666	240,702
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	417,112	68,360	1,511,758	563,768	4,195,811	796,627
Transfers between variable and fixed accounts, net	786,681	(423,837)	1,467,168	203,873	(239,888)	(13,914)
Contract charges and deductions	(93,675)	(49,770)	(31,684)	(37,918)	(5,681)	(12,326)
Surrenders	(267,049)	(82,972)	(125,853)	(114,052)	(53,938)	(138,302)
Other	1,257	989	(32)	(750)	927	3,666
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	844,326	(487,230)	2,821,357	614,921	3,897,231	635,751
NET INCREASE (DECREASE) IN NET ASSETS	1,414,016	(240,028)	3,630,041	791,335	5,041,897	876,453
NET ASSETS
Beginning of Year	1,434,119	1,674,147	1,956,982	1,165,647	2,223,535	1,347,082
End of Year	$2,848,135	$1,434,119	$5,587,023	$1,956,982	$7,265,432	$2,223,535

	Focused 30		Growth		Large-Cap Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($19,894)	($22,707)	($11,033)	($4,198)	($23,511)	($20,754)
Realized gain (loss) on investments	63,608	242,892	(12,108)	168,883	20,051	340,754
Change in net unrealized appreciation (depreciation) on investments	326,472	89,119	199,568	(98,360)	474,576	(108,744)
Net Increase in Net Assets Resulting from Operations	370,186	309,304	176,427	66,325	471,116	211,256
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	214,841	85,595	37,468	205,923	565,271	67,548
Transfers between variable and fixed accounts, net	(447,367)	140,338	(42,287)	(33,227)	287,980	(219,871)
Contract charges and deductions	(3,357)	(11,486)	(13,661)	(12,849)	(123,524)	(33,317)
Surrenders	(135,151)	(470,060)	(10,008)	(45,557)	(49,417)	(101,001)
Other	76	(30)	814	505	772	4,870
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(370,958)	(255,643)	(27,674)	114,795	681,082	(281,771)
NET INCREASE (DECREASE) IN NET ASSETS	(772)	53,661	148,753	181,120	1,152,198	(70,515)
NET ASSETS
Beginning of Year	1,434,332	1,380,671	583,821	402,701	1,183,850	1,254,365
End of Year	$1,433,560	$1,434,332	$732,574	$583,821	$2,336,048	$1,183,850

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012
	Large-Cap Value		Long/Short Large-Cap		Main Street Core
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($37,716)	$6,550	($7,515)	($3,951)	($23,389)	($6,455)
Realized gain on investments	11,070	79,824	7,497	153,959	37,744	139,800
Change in net unrealized appreciation (depreciation) on investments	641,371	171,434	143,915	(46,891)	399,718	49,020
Net Increase in Net Assets Resulting from Operations	614,725	257,808	143,897	103,117	414,073	182,365
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	499,102	168,101	112,489	26,389	320,880	124,404
Transfers between variable and fixed accounts, net	448,457	(240,768)	107,080	29,794	(101,991)	(14,169)
Contract charges and deductions	(46,990)	(19,292)	(51,504)	(15,458)	(130,290)	(36,880)
Surrenders	(73,039)	(242,214)	(13,989)	(475,082)	(79,347)	(270,328)
Other	2,566	(1,051)	(4)	89	1,267	3,328
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	830,096	(335,224)	154,072	(434,268)	10,519	(193,645)
NET INCREASE (DECREASE) IN NET ASSETS	1,444,821	(77,416)	297,969	(331,151)	424,592	(11,280)
NET ASSETS
Beginning of Year	1,868,547	1,945,963	380,039	711,190	1,271,907	1,283,187
End of Year	$3,313,368	$1,868,547	$678,008	$380,039	$1,696,499	$1,271,907

	Mid-Cap Equity		Mid-Cap Growth		Mid-Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($29,732)	($15,734)	($35,671)	($19,558)	($17,886)	($489)
Realized gain (loss) on investments	17,095	468,720	(1,116)	458,511	11,161	59,081
Change in net unrealized appreciation (depreciation) on investments	564,450	(341,516)	619,824	(332,111)	311,141	34,512
Net Increase in Net Assets Resulting from Operations	551,813	111,470	583,037	106,842	304,416	93,104
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	165,615	142,491	701,551	81,674	355,854	228,239
Transfers between variable and fixed accounts, net	(108,485)	(214,064)	493,656	(11,548)	229,019	(131,799)
Contract charges and deductions	(34,061)	(30,090)	(79,192)	(67,356)	(6,175)	(11,536)
Surrenders	(71,762)	(186,869)	(96,428)	(119,744)	(30,396)	(70,910)
Other	2,637	661	(39)	710	14	514
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(46,056)	(287,871)	1,019,548	(116,264)	548,316	14,508
NET INCREASE (DECREASE) IN NET ASSETS	505,757	(176,401)	1,602,585	(9,422)	852,732	107,612
NET ASSETS
Beginning of Year	1,701,723	1,878,124	1,701,455	1,710,877	828,161	720,549
End of Year	$2,207,480	$1,701,723	$3,304,040	$1,701,455	$1,680,893	$828,161

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year/Period Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012
	Small-Cap Equity		Small-Cap Growth		Small-Cap Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($8,854)	($1,021)	($20,088)	($14,339)	($24,166)	($2,274)
Realized gain (loss) on investments	11,998	69,451	(569)	147,390	5,517	27,764
Change in net unrealized appreciation (depreciation) on investments	176,200	(14,223)	388,196	(27,841)	504,453	76,339
Net Increase in Net Assets Resulting from Operations	179,344	54,207	367,539	105,210	485,804	101,829
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	574,267	44,504	433,933	46,605	691,921	206,184
Transfers between variable and fixed accounts, net	11,028	(295,274)	299,764	(43,977)	730,051	(54,301)
Contract charges and deductions	(1,176)	(9,330)	(23,360)	(17,773)	(32,152)	(12,751)
Surrenders	(26,199)	(25,360)	(33,425)	(71,505)	(31,053)	(49,270)
Other	86	74	428	(116)	401	(50)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	558,006	(285,386)	677,340	(86,766)	1,359,168	89,812
NET INCREASE (DECREASE) IN NET ASSETS	737,350	(231,179)	1,044,879	18,444	1,844,972	191,641
NET ASSETS
Beginning of Year	297,090	528,269	994,768	976,324	896,653	705,012
End of Year	$1,034,440	$297,090	$2,039,647	$994,768	$2,741,625	$896,653

	Small-Cap Value		Value Advantage (1)		Health Sciences
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($31,495)	$7,345	($34)		($78,592)	($37,994)
Realized gain (loss) on investments	17,147	236,393	—		(1,059)	162,375
Change in net unrealized appreciation (depreciation) on investments	566,675	(98,270)	1,029		2,070,331	313,649
Net Increase in Net Assets Resulting from Operations	552,327	145,468	995		1,990,680	438,030
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	249,352	78,732	21,179		1,234,298	146,578
Transfers between variable and fixed accounts, net	652,166	(237,339)	3,290		1,275,826	568,166
Contract charges and deductions	(32,615)	(5,720)	—		(89,962)	(33,605)
Surrenders	(224,277)	(199,956)	—		(367,925)	(154,963)
Other	427	(726)	(1)		(51)	(6,184)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	645,053	(365,009)	24,468		2,052,186	519,992
NET INCREASE (DECREASE) IN NET ASSETS	1,197,380	(219,541)	25,463		4,042,866	958,022
NET ASSETS
Beginning of Year or Period	1,498,045	1,717,586	—		2,857,431	1,899,409
End of Year or Period	$2,695,425	$1,498,045	$25,463		$6,900,297	$2,857,431

(1)	Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012
	Real Estate		Technology		Emerging Markets
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($35,606)	($4,516)	($20,021)	($15,442)	($48,400)	($17,895)
Realized gain (loss) on investments	(26,425)	338,682	(2,017)	51,269	(15,002)	274,277
Change in net unrealized appreciation (depreciation) on investments	21,868	(64,226)	259,993	6,248	312,921	179,876
Net Increase (Decrease) in Net Assets Resulting from Operations	(40,163)	269,940	237,955	42,075	249,519	436,258
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	659,609	323,029	302,729	96,645	638,441	342,701
Transfers between variable and fixed accounts, net	322,842	152,209	259,426	23,598	348,984	530
Contract charges and deductions	(21,321)	(31,224)	(11,232)	(7,793)	(31,575)	(17,001)
Surrenders	(131,236)	(560,353)	(42,237)	(51,393)	(152,839)	(285,135)
Other	(67)	(2,830)	(29)	2,482	1,417	2,243
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	829,827	(119,169)	508,657	63,539	804,428	43,338
NET INCREASE IN NET ASSETS	789,664	150,771	746,612	105,614	1,053,947	479,596
NET ASSETS
Beginning of Year	2,135,691	1,984,920	947,254	841,640	2,753,424	2,273,828
End of Year	$2,925,355	$2,135,691	$1,693,866	$947,254	$3,807,371	$2,753,424

	International Large-Cap		International Small-Cap		International Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($36,316)	$2,974	($8,875)	$4,593	($21,199)	$23,342
Realized gain on investments	15,526	108,632	3,646	5,390	20,988	206,431
Change in net unrealized appreciation on investments	435,175	318,059	164,929	85,578	286,920	40,228
Net Increase in Net Assets Resulting from Operations	414,385	429,665	159,700	95,561	286,709	270,001
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	402,684	220,677	119,459	41,793	357,019	111,651
Transfers between variable and fixed accounts, net	(858)	(27,816)	185,007	(110,025)	21,821	(274,069)
Contract charges and deductions	(118,301)	(61,686)	(2,640)	(4,499)	(81,305)	(34,243)
Surrenders	(173,290)	(265,327)	(23,479)	(173,622)	(94,541)	(684,512)
Other	1,617	1,557	365	38	1,393	1,061
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	111,852	(132,595)	278,712	(246,315)	204,387	(880,112)
NET INCREASE (DECREASE) IN NET ASSETS	526,237	297,070	438,412	(150,754)	491,096	(610,111)
NET ASSETS
Beginning of Year	2,469,220	2,172,150	525,859	676,613	1,402,647	2,012,758
End of Year	$2,995,457	$2,469,220	$964,271	$525,859	$1,893,743	$1,402,647

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2013	Year/Period Ended December 31, 2012	Year Ended December 31, 2013	Year/Period Ended December 31, 2012	Year Ended December 31, 2013	Year/Period Ended December 31, 2012
	Currency Strategies (1)		Global Absolute Return (2)		Precious Metals (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($521)	($1)	($1,548)	$—	($1,412)	$—
Realized gain (loss) on investments	(90)	—	(5,697)	—	(1,580)	—
Change in net unrealized appreciation (depreciation) on investments	(669)	(6)	(1,896)	3	(42,055)	(1)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,280)	(7)	(9,141)	3	(45,047)	(1)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	24,131	2,500	249,168	—	182,736	—
Transfers between variable and fixed accounts, net	84,818	—	6,003	468	113,931	200
Contract charges and deductions	(1,068)	—	—	—	—	—
Surrenders	—	—	(464)	—	(126)	—
Other	(5)	—	(21)	—	(11)	—
Net Increase in Net Assets Derived from Contract Owner Transactions	107,876	2,500	254,686	468	296,530	200
NET INCREASE IN NET ASSETS	106,596	2,493	245,545	471	251,483	199
NET ASSETS
Beginning of Year or Period	2,493	—	471	—	199	—
End of Year or Period	$109,089	$2,493	$246,016	$471	$251,682	$199

	American Funds Asset Allocation		Pacific Dynamix - Conservative Growth		Pacific Dynamix - Moderate Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($605,337)	$145,502	($193,774)	$39,272	($551,788)	$188,519
Realized gain (loss) on investments	(21,728)	129,046	(4,344)	228,851	10,154	182,790
Change in net unrealized appreciation on investments	8,830,416	1,120,077	1,310,667	261,394	5,887,302	1,081,779
Net Increase in Net Assets Resulting from Operations	8,203,351	1,394,625	1,112,549	529,517	5,345,668	1,453,088
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	16,630,100	7,607,272	4,376,682	3,842,715	13,783,810	11,943,412
Transfers between variable and fixed accounts, net	34,285,395	4,756,939	5,249,344	2,801,072	8,565,620	7,961,995
Contract charges and deductions	(424,402)	(88,810)	(181,679)	(50,469)	(519,244)	(402,600)
Surrenders	(1,378,359)	(355,596)	(533,492)	(218,935)	(907,122)	(491,978)
Other	(4,907)	(935)	(568)	(420)	(1,008)	(4,250)
Net Increase in Net Assets Derived from Contract Owner Transactions	49,107,827	11,918,870	8,910,287	6,373,963	20,922,056	19,006,579
NET INCREASE IN NET ASSETS	57,311,178	13,313,495	10,022,836	6,903,480	26,267,724	20,459,667
NET ASSETS
Beginning of Year	20,154,446	6,840,951	10,979,964	4,076,484	29,539,193	9,079,526
End of Year	$77,465,624	$20,154,446	$21,002,800	$10,979,964	$55,806,917	$29,539,193

(1)	Operations commenced on December 21, 2012.
(2)	Operations commenced on December 17, 2012.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

	Pacific Dynamix - Growth		Portfolio Optimization Conservative		Portfolio Optimization Moderate-Conservative
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($136,811)	$18,433	($1,859,615)	$1,338,310	($3,176,197)	$1,341,195
Realized gain on investments	61,920	250,023	1,697,630	266,544	548,204	66,550
Change in net unrealized appreciation on investments	1,941,605	541,163	2,043,577	8,106,463	15,096,569	14,003,588
Net Increase in Net Assets Resulting from Operations	1,866,714	809,619	1,881,592	9,711,317	12,468,576	15,411,333
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	842,517	1,063,714	7,851,595	7,718,137	14,960,224	12,707,108
Transfers between variable and fixed accounts, net	637,229	1,681,857	(33,453,727)	22,550,854	14,817,562	12,659,428
Contract charges and deductions	(75,777)	(169,548)	(1,795,047)	(1,560,052)	(3,363,279)	(2,945,471)
Surrenders	(379,114)	(69,697)	(10,150,972)	(10,145,551)	(15,658,992)	(12,009,338)
Other	(4,974)	(203)	1,853	(1,657)	(1,917)	(2,007)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,019,881	2,506,123	(37,546,298)	18,561,731	10,753,598	10,409,720
NET INCREASE (DECREASE) IN NET ASSETS	2,886,595	3,315,742	(35,664,706)	28,273,048	23,222,174	25,821,053
NET ASSETS
Beginning of Year	8,941,830	5,626,088	141,359,702	113,086,654	177,951,281	152,130,228
End of Year	$11,828,425	$8,941,830	$105,694,996	$141,359,702	$201,173,455	$177,951,281

	Portfolio Optimization Moderate		Portfolio Optimization Growth		Portfolio Optimization Aggressive-Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($10,206,666)	$2,859,258	($8,359,212)	$328,975	($2,373,012)	($426,416)
Realized gain (loss) on investments	842,028	(165,982)	7,005,466	2,088,012	1,694,610	469,476
Change in net unrealized appreciation on investments	76,205,999	55,494,138	76,069,210	55,170,493	25,033,005	16,516,844
Net Increase in Net Assets Resulting from Operations	66,841,361	58,187,414	74,715,464	57,587,480	24,354,603	16,559,904
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	31,018,803	37,360,939	7,159,685	11,338,612	1,539,818	1,411,981
Transfers between variable and fixed accounts, net	32,134,095	30,255,850	(10,703,698)	(8,993,585)	985,755	(6,484,520)
Contract charges and deductions	(11,768,185)	(7,640,585)	(6,058,420)	(7,058,313)	(2,001,944)	(1,862,681)
Surrenders	(38,323,418)	(34,524,209)	(32,872,928)	(31,977,725)	(8,617,997)	(7,963,181)
Other	(20,406)	(11,091)	(10,085)	(2,577)	(5,671)	(5,304)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	13,040,889	25,440,904	(42,485,446)	(36,693,588)	(8,100,039)	(14,903,705)
NET INCREASE IN NET ASSETS	79,882,250	83,628,318	32,230,018	20,893,892	16,254,564	1,656,199
NET ASSETS
Beginning of Year	599,663,537	516,035,219	500,099,820	479,205,928	131,845,591	130,189,392
End of Year	$679,545,787	$599,663,537	$532,329,838	$500,099,820	$148,100,155	$131,845,591

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended December 31, 2013	Year Ended December 31, 2012	Period Ended December 31, 2013	Period Ended December 31, 2013
	Invesco V.I. Balanced-Risk Allocation Series II		American Century VP Mid Cap Value Class II (1)	American Funds IS Global Growth Fund Class 4 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,453	($34,887)	($2,180)	$150
Realized gain (loss) on investments	262,364	18,853	9,131	—
Change in net unrealized appreciation (depreciation) on investments	(249,565)	465,638	78,734	334
Net Increase in Net Assets Resulting from Operations	15,252	449,604	85,685	484
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3,481,766	3,143,752	153,995	15,577
Transfers between variable and fixed accounts, net	(2,343,407)	4,667,956	748,822	—
Contract charges and deductions	(193,021)	(43,946)	(36)	—
Surrenders	(343,703)	(147,325)	(78,098)	—
Other	528	(1,319)	(46)	(1)
Net Increase in Net Assets Derived from Contract Owner Transactions	602,163	7,619,118	824,637	15,576
NET INCREASE IN NET ASSETS	617,415	8,068,722	910,322	16,060
NET ASSETS
Beginning of Year or Period	11,226,332	3,157,610	—	—
End of Year or Period	$11,843,747	$11,226,332	$910,322	$16,060
	American Funds IS Managed Risk Asset Allocation Fund Class P2 (1)		American Funds IS New World Fund Class 4 (1)	American Funds IS U.S. Government/ AAA-Rated Securities Fund Class 4 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$459		$38	$32
Realized gain (loss) on investments	—		—	—
Change in net unrealized appreciation (depreciation) on investments	1,478		21	(88)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,937		59	(56)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	306,551		3,556	8,399
Transfers between variable and fixed accounts, net	—		—	5,064
Contract charges and deductions	—		—	—
Surrenders	—		—	—
Other	(27)		—	—
Net Increase in Net Assets Derived from Contract Owner Transactions	306,524		3,556	13,463
NET INCREASE IN NET ASSETS	308,461		3,615	13,407
NET ASSETS
Beginning of Period	—		—	—
End of Period	$308,461		$3,615	$13,407

(1)	Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year/Period Ended	Year Ended	Year/Period Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2013	2012	2013	2012
	BlackRock Capital Appreciation		BlackRock Global Allocation		Fidelity VIP Contrafund
	V.I. Class III		V.I. Class III		Service Class 2 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($2,491)	$126	($206,724)	$218,356	$4,938
Realized gain on investments	51,643	78	4,306,177	35,061	543
Change in net unrealized appreciation on investments	38,413	11,649	7,195,816	4,480,854	334,444
Net Increase in Net Assets Resulting from Operations	87,565	11,853	11,295,269	4,734,271	339,925
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	74,079	25,406,813	15,676,647	1,614,720
Transfers between variable and fixed accounts, net	122,268	64,704	1,003,818	13,382,328	1,204,955
Contract charges and deductions	(29,672)	(40,495)	(870,415)	(1,005,951)	(76)
Surrenders	(3,910)	(541)	(3,062,288)	(2,543,974)	(63,268)
Other	(4)	(2)	(1,327)	(1,011)	(117)
Net Increase in Net Assets Derived from Contract Owner Transactions	88,682	97,745	22,476,601	25,508,039	2,756,214
NET INCREASE IN NET ASSETS	176,247	109,598	33,771,870	30,242,310	3,096,139
NET ASSETS
Beginning of Year or Period	187,627	78,029	77,560,831	47,318,521	—
End of Year or Period	$363,874	$187,627	$111,332,701	$77,560,831	$3,096,139

	Fidelity VIP FundsManager		Fidelity VIP Strategic Income		First Trust/Dow Jones
	60% Service Class 2 (2)		Service Class 2 (1)		Dividend & Income Allocation (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$13,999	$17,083	$1,006		($5,002)	$9,918
Realized gain (loss) on investments	217,573	6,315	219		51,344	(34)
Change in net unrealized appreciation (depreciation) on investments	435,449	32,124	(1,181)		211,611	3,903
Net Increase in Net Assets Resulting from Operations	667,021	55,522	44		257,953	13,787
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3,540,467	1,650,548	67,021		2,220,120	755,725
Transfers between variable and fixed accounts, net	1,381,361	336,685	5,064		267,429	405,323
Contract charges and deductions	(132,069)	(3,206)	—		(16,014)	(1,031)
Surrenders	(88,258)	(2,947)	—		(55,520)	(5,778)
Other	(14)	(125)	(7)		(997)	(58)
Net Increase in Net Assets Derived from Contract Owner Transactions	4,701,487	1,980,955	72,078		2,415,018	1,154,181
NET INCREASE IN NET ASSETS	5,368,508	2,036,477	72,122		2,672,971	1,167,968
NET ASSETS
Beginning of Year or Period	2,036,477	—	—		1,167,968	—
End of Year or Period	$7,404,985	$2,036,477	$72,122		$3,840,939	$1,167,968

(1)	Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).
(2)	Operations commenced on May 10, 2012.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012
	Franklin Rising Dividends Securities Class 2 (1)		Franklin Templeton VIP Founding Funds Allocation Class 2		Franklin Templeton VIP Founding Funds Allocation Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($3,082)		$4,715	$126	$770,107	$78,365
Realized gain (loss) on investments	(2,361)		7,455	(16)	1,371,237	16,496
Change in net unrealized appreciation (depreciation) on investments	201,539		2,335	3,211	(397,422)	790,072
Net Increase in Net Assets Resulting from Operations	196,096		14,505	3,321	1,743,922	884,933
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,048,765		5,000	—	1,417,575	667,273
Transfers between variable and fixed accounts, net	908,173		54,319	30,585	2,316,456	712,277
Contract charges and deductions	(148)		(353)	(208)	(119,053)	(231,954)
Surrenders	(80,197)		—	—	(732,661)	(960,274)
Other	221		(2)	(2)	(229)	(267)
Net Increase in Net Assets Derived from Contract Owner Transactions	1,876,814		58,964	30,375	2,882,088	187,055
NET INCREASE IN NET ASSETS	2,072,910		73,469	33,696	4,626,010	1,071,988
NET ASSETS
Beginning of Year or Period	—		42,743	9,047	7,380,164	6,308,176
End of Year or Period	$2,072,910		$116,212	$42,743	$12,006,174	$7,380,164

	Mutual Global Discovery Securities Class 2		Templeton Global Bond Securities Class 2		GE Investments Total Return Class 3
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$9,076	$4,114	$66,799	$7,493	$13,648	$43,741
Realized gain (loss) on investments	91,872	8,905	(46,035)	(20)	1,011,000	(10,336)
Change in net unrealized appreciation (depreciation) on investments	88,594	6,251	(26,691)	3,183	1,115,630	890,453
Net Increase (Decrease) in Net Assets Resulting from Operations	189,542	19,270	(5,927)	10,656	2,140,278	923,858
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	702,546	154,119	819,666	118,685	4,216,297	3,778,361
Transfers between variable and fixed accounts, net	485,568	58,087	835,186	24,935	833,506	3,568,805
Contract charges and deductions	(31,424)	(28,564)	(1,915)	(899)	(211,010)	(201,386)
Surrenders	(29,887)	(1,662)	(151,005)	(521)	(313,506)	(321,197)
Other	(46)	(2)	(107)	(3)	199	(638)
Net Increase in Net Assets Derived from Contract Owner Transactions	1,126,757	181,978	1,501,825	142,197	4,525,486	6,823,945
NET INCREASE IN NET ASSETS	1,316,299	201,248	1,495,898	152,853	6,665,764	7,747,803
NET ASSETS
Beginning of Year	293,513	92,265	163,023	10,170	14,059,203	6,311,400
End of Year	$1,609,812	$293,513	$1,658,921	$163,023	$20,724,967	$14,059,203

(1)	Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012	Year/Period Ended December 31, 2013	Year Ended December 31, 2012
	Janus Aspen Series		JPMorgan Insurance Trust		Lord Abbett
	Balanced Service Shares (1)		Equity Index Class 1		Bond Debenture Class VC (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$17,922		$106	$101	$22,113
Realized gain (loss) on investments	68,801		1,239	(22)	9,053
Change in net unrealized appreciation (depreciation) on investments	301,759		3,333	2,541	(17,022)
Net Increase in Net Assets Resulting from Operations	388,482		4,678	2,620	14,144
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,964,520		—	—	387,472
Transfers between variable and fixed accounts, net	8,872,431		—	—	161,480
Contract charges and deductions	(18,062)		—	—	(51)
Surrenders	(142,216)		(5,037)	(4,440)	(3,038)
Other	(1,032)		—	1	(31)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	10,675,641		(5,037)	(4,439)	545,832
NET INCREASE (DECREASE) IN NET ASSETS	11,064,123		(359)	(1,819)	559,976
NET ASSETS
Beginning of Year or Period	—		18,002	19,821	—
End of Year or Period	$11,064,123		$17,643	$18,002	$559,976

	Lord Abbett International Core Equity Class VC		Lord Abbett Total Return Class VC		MFS Investors Growth Stock Series - Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,555	$289	$16,295	$6,313	($169)	($60)
Realized gain (loss) on investments	2,404	(4,409)	(3,307)	3,516	4,901	586
Change in net unrealized appreciation (depreciation) on investments	20,345	9,873	(29,411)	6,080	22,479	1,114
Net Increase (Decrease) in Net Assets Resulting from Operations	24,304	5,753	(16,423)	15,909	27,211	1,640
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	81,057	12,720	317,853	234,854	166,945	—
Transfers between variable and fixed accounts, net	37,829	11,673	532,171	169,685	57,596	40
Contract charges and deductions	(1,043)	(26,917)	(75,371)	(2,168)	(690)	—
Surrenders	(1,139)	(313)	(14,349)	(2,841)	(1,252)	—
Other	(3)	1	(22)	(8)	(7)	1
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	116,701	(2,836)	760,282	399,522	222,592	41
NET INCREASE IN NET ASSETS	141,005	2,917	743,859	415,431	249,803	1,681
NET ASSETS
Beginning of Year	55,329	52,412	521,898	106,467	12,067	10,386
End of Year	$196,334	$55,329	$1,265,757	$521,898	$261,870	$12,067

(1)	Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended December 31, 2013	Year Ended December 31, 2012	Year/Period Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year/Period Ended December 31, 2012
	MFS Total Return Series - Service Class		MFS Utilities Series - Service Class (1)		MFS Value Series - Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$26,831	$5,585	$1,480		$1,104	$1,517
Realized gain (loss) on investments	29,640	(1,558)	2,467		1,551	404
Change in net unrealized appreciation on investments	985,834	52,970	7,645		112,388	22,362
Net Increase in Net Assets Resulting from Operations	1,042,305	56,997	11,592		115,043	24,283
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,696,737	1,231,948	83,811		58,123	178,848
Transfers between variable and fixed accounts, net	5,908,724	1,875,782	93,974		70,609	28,135
Contract charges and deductions	(59,178)	(4,546)	(53)		(17,416)	(41,729)
Surrenders	(145,905)	(24,129)	(5,130)		(4,267)	(1,570)
Other	(161)	(438)	(8)		(6)	(1)
Net Increase in Net Assets Derived from Contract Owner Transactions	8,400,217	3,078,617	172,594		107,043	163,683
NET INCREASE IN NET ASSETS	9,442,522	3,135,614	184,186		222,086	187,966
NET ASSETS
Beginning of Year or Period	3,366,137	230,523	—		291,084	103,118
End of Year or Period	$12,808,659	$3,366,137	$184,186		$513,170	$291,084

	PIMCO CommodityRealReturn Strategy - Advisor Class (1)		PIMCO Global Multi-Asset - Advisor Class		Schwab VIT Balanced (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($94)		$263,247	$187,782	($6,788)	($122)
Realized gain (loss) on investments	(525)		(171,593)	26,962	(135)	17
Change in net unrealized appreciation (depreciation) on investments	(6,973)		(1,480,029)	420,721	87,048	3,626
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,592)		(1,388,375)	635,465	80,125	3,521
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	89,765		3,569,698	3,333,113	2,147,446	150,000
Transfers between variable and fixed accounts, net	36,185		20,378	2,759,337	614	—
Contract charges and deductions	(3)		(165,132)	(95,711)	(10,419)	—
Surrenders	—		(302,313)	(163,548)	(48,197)	(1,250)
Other	(8)		(402)	(344)	(40)	(7)
Net Increase in Net Assets Derived from Contract Owner Transactions	125,939		3,122,229	5,832,847	2,089,404	148,743
NET INCREASE IN NET ASSETS	118,347		1,733,854	6,468,312	2,169,529	152,264
NET ASSETS
Beginning of Year or Period	—		13,065,704	6,597,392	152,264	—
End of Year or Period	$118,347		$14,799,558	$13,065,704	$2,321,793	$152,264

(1)	Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).
(2)	Operations commenced on November 9, 2012.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended December 31, 2013	Period Ended December 31, 2013	Period Ended December 31, 2013
	Schwab VIT Balanced with Growth (1)	Schwab VIT Growth (1)	Van Eck VIP Global Hard Assets Class S (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($7,690)	($8,572)	($670)
Realized gain (loss) on investments	(9,199)	(146)	148
Change in net unrealized appreciation on investments	159,360	234,204	6,217
Net Increase in Net Assets Resulting from Operations	142,471	225,486	5,695
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3,200,759	3,875,009	90,151
Transfers between variable and fixed accounts, net	(614)	—	27,021
Contract charges and deductions	(7,343)	(7,697)	—
Surrenders	(10,460)	(3,045)	—
Other	572	(399)	(7)
Net Increase in Net Assets Derived from Contract Owner Transactions	3,182,914	3,863,868	117,165
NET INCREASE IN NET ASSETS	3,325,385	4,089,354	122,860
NET ASSETS
Beginning of Period	—	—	—
End of Period	$3,325,385	$4,089,354	$122,860

(1)	Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS

A summary of units outstanding, net assets, accumulation unit values (“AUV”), expense ratios, investment income ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period						Investment Income Ratio (4)	Total Return (5)
Variable Accounts For Each Year or Period	Units Outstanding (1)	Net Assets (1)	AUV (2)		Expense Ratio (3)
			Lowest	Highest	Lowest	Highest		Lowest		Highest
Cash Management
2013	439,903	$4,330,721	$9.16	$12.52	0.40%	1.95%	0.00%	(1.83%	)	(0.40%	)
2012 (6)	374,706	3,723,913	9.33	12.70	0.40%	1.85%	0.00%	(1.84%	)	(0.40%	)
2011	408,518	4,145,190	9.50	12.88	0.40%	1.85%	0.00%	(1.83%	)	(0.40%	)
2010	404,419	4,179,900	9.67	13.06	0.40%	1.85%	0.01%	(1.88%	)	(0.45%	)
2009	669,267	7,014,068	9.85	13.25	0.40%	1.85%	0.23%	(1.67%	)	(0.23%	)
Diversified Bond
2013	262,516	$3,085,537	$9.60	$13.34	0.40%	1.85%	0.00%	(2.96%	)	(1.54%	)
2012	197,179	2,425,839	10.68	13.54	0.40%	1.85%	3.07%	6.38%		7.93%
2011	162,481	1,878,990	10.27	12.55	0.40%	2.00%	3.44%	4.00%		5.52%
2010	8,833,710	98,394,790	10.60	11.89	0.40%	2.00%	3.16%	5.90%		7.61%
2009	6,489,131	68,086,785	10.01	11.05	0.40%	2.00%	3.96%	11.88%		13.68%
Floating Rate Income (7)
06/24/2013 - 12/31/2013	64,963	$657,630	$10.10	$10.15	1.10%	1.85%	0.00%	2.47%		2.47%
Floating Rate Loan
2013	527,366	$5,274,049	$9.47	$11.83	0.40%	1.95%	0.00%	2.61%		4.11%
2012	141,992	1,393,984	9.23	11.52	0.40%	1.85%	4.92%	6.11%		7.67%
2011	160,609	1,422,290	8.70	10.84	0.40%	2.00%	9.90%	0.63%		2.10%
2010	3,923,832	34,225,952	8.65	10.76	0.40%	2.00%	4.66%	5.15%		6.85%
2009	3,859,677	31,865,722	8.21	10.21	0.40%	2.00%	5.01%	21.85%		23.81%
High Yield Bond
2013	331,433	$5,225,279	$10.12	$22.72	0.40%	1.85%	0.00%	5.28%		6.82%
2012	228,675	3,585,092	11.33	21.48	0.40%	1.85%	6.86%	13.18%		14.84%
2011	218,941	3,234,418	10.33	18.90	0.40%	2.00%	8.10%	1.53%		3.00%
2010	2,022,723	29,747,299	11.14	18.53	0.40%	2.00%	7.74%	12.26%		14.07%
2009	2,083,452	27,590,506	10.27	16.41	0.40%	2.00%	8.98%	37.11%		39.31%
Inflation Managed
2013	555,746	$8,319,685	$8.90	$22.53	0.40%	2.00%	0.00%	(10.68%	)	(9.28%	)
2012	555,785	9,651,913	10.82	25.08	0.40%	2.00%	2.28%	7.69%		9.43%
2011	470,933	7,742,381	10.03	23.15	0.40%	2.00%	2.28%	9.64%		11.41%
2010	9,095,465	138,245,290	10.61	20.99	0.40%	2.00%	2.00%	6.62%		8.34%
2009	8,651,634	124,132,789	10.04	19.57	0.40%	2.00%	4.21%	18.41%		20.32%
Inflation Protected
2013	48,156	$472,384	$8.89	$10.03	1.10%	1.85%	0.00%	(11.13%	)	(10.46%	)
2012	41,671	462,693	11.06	11.20	1.10%	1.85%	0.41%	3.57%		4.30%
06/08/2011 - 12/31/2011	12,848	137,464	10.68	10.73	1.15%	1.85%	12.88%	6.38%		6.38%
Managed Bond
2013	730,064	$10,973,544	$9.50	$24.12	0.40%	1.95%	0.00%	(4.09%	)	(2.60%	)
2012	717,650	11,390,635	10.85	25.01	0.40%	1.95%	5.39%	8.58%		10.28%
2011	539,496	8,365,487	9.98	22.91	0.40%	2.00%	1.31%	1.84%		3.43%
2010	10,782,280	169,666,701	10.64	22.37	0.40%	2.00%	3.70%	6.80%		8.53%
2009	8,356,476	123,701,624	10.06	20.82	0.40%	2.00%	7.01%	18.61%		20.53%
Short Duration Bond
2013	496,891	$5,113,702	$9.88	$12.07	0.40%	1.95%	0.00%	(1.54%	)	0.00%
2012	309,224	3,273,661	10.13	12.07	0.40%	1.95%	0.81%	1.19%		2.78%
2011	231,937	2,422,385	9.95	11.75	0.40%	2.00%	1.26%	(1.07%	)	0.47%
2010	4,782,689	50,472,324	10.12	11.69	0.40%	2.00%	1.50%	1.36%		2.99%
2009	4,347,541	45,131,399	9.98	11.35	0.40%	2.00%	3.09%	6.51%		8.22%
Emerging Markets Debt
2013	74,064	$738,719	$9.17	$10.28	0.40%	1.95%	0.00%	(8.15%	)	(6.81%	)
06/08/2012 - 12/31/2012	18,415	202,095	10.92	11.03	0.40%	1.85%	7.20%	12.07%		12.07%
American Funds Growth
2013	295,653	$4,418,242	$11.80	$18.90	0.40%	1.85%	0.00%	27.26%		29.11%
2012	248,282	2,969,489	9.54	14.64	0.40%	1.85%	0.18%	15.29%		16.98%
2011	237,851	2,558,305	8.23	12.52	0.40%	2.00%	0.04%	(6.40%	)	(5.04%	)
2010 (6)	2,524,283	29,230,747	8.75	13.18	0.40%	2.00%	0.00%	15.92%		17.79%
2009	2,427,626	24,337,906	7.50	11.19	0.40%	2.00%	0.10%	36.12%		38.31%
American Funds Growth-Income
2013	233,037	$3,338,415	$11.90	$17.44	0.40%	1.85%	0.00%	30.56%		32.46%
2012	229,482	2,550,712	9.17	13.16	0.40%	1.85%	1.22%	14.91%		16.60%
2011	217,155	2,145,777	7.94	11.29	0.40%	2.00%	0.10%	(4.03%	)	(2.63%	)
2010 (6)	4,160,618	42,867,621	8.23	11.70	0.40%	2.00%	0.00%	8.83%		10.58%
2009	4,454,342	42,286,535	7.51	10.72	0.40%	2.00%	1.27%	28.15%		30.22%

See Notes to Financial Statements	See explanation of references on pages H-29 and H-30

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year						Investment Income Ratio (4)	Total Return (5)
Variable Accounts For Each Year	Units Outstanding (1)	Net Assets (1)	AUV (2)		Expense Ratio (3)
			Lowest	Highest	Lowest	Highest		Lowest		Highest
Comstock
2013	184,015	$2,848,135	$11.88	$18.29	0.40%	1.85%	0.00%	33.10%		34.57%
2012	121,349	1,434,119	9.01	12.79	0.75%	1.85%	1.75%	16.36%		17.65%
2011	162,672	1,674,147	7.71	10.87	0.40%	2.00%	0.47%	(3.90%	)	(2.84%	)
2010	7,131,901	73,294,265	7.98	12.02	0.40%	2.00%	1.30%	13.14%		14.96%
2009	6,950,276	63,344,501	7.01	10.60	0.40%	2.00%	1.50%	26.13%		28.16%
Dividend Growth
2013	418,451	$5,587,023	$11.56	$17.28	0.40%	1.95%	0.00%	27.60%		29.59%
2012	180,269	1,956,982	9.24	13.43	0.40%	1.95%	1.96%	12.33%		14.09%
2011	118,136	1,165,647	8.18	11.95	0.40%	2.00%	0.24%	1.28%		2.86%
2010	3,458,255	34,169,861	8.02	11.83	0.40%	2.00%	1.21%	8.58%		10.33%
2009	1,276,681	11,669,357	7.34	10.86	0.40%	2.00%	1.41%	29.78%		31.87%
Equity Index
2013	543,942	$7,265,432	$11.68	$30.67	0.40%	1.95%	0.00%	29.50%		31.39%
2012	217,090	2,223,535	9.59	23.58	0.40%	1.85%	2.44%	13.64%		15.31%
2011	139,069	1,347,082	8.40	20.66	0.40%	2.00%	0.13%	(0.04%	)	1.42%
2010	5,948,414	62,969,187	8.36	20.57	0.40%	2.00%	1.70%	12.54%		14.35%
2009	9,764,864	92,156,047	7.38	18.17	0.40%	2.00%	2.15%	23.86%		25.86%
Focused 30
2013	84,308	$1,433,560	$11.14	$23.87	1.15%	1.95%	0.00%	30.94%		31.99%
2012	107,893	1,434,332	8.49	18.17	1.15%	1.95%	0.00%	20.82%		21.80%
2011	109,291	1,380,671	7.02	15.00	1.15%	1.95%	0.00%	(11.44%	)	(10.73%	)
2010	107,913	1,508,327	7.91	16.88	1.15%	1.95%	0.00%	8.22%		9.08%
2009	83,895	1,156,748	7.30	15.55	1.15%	1.95%	0.00%	47.68%		48.71%
Growth
2013	46,772	$732,574	$12.40	$33.88	1.15%	1.95%	0.00%	31.62%		32.68%
2012	48,638	583,821	9.53	25.60	1.15%	1.95%	0.96%	15.95%		16.88%
2011	39,291	402,701	8.17	21.96	0.40%	2.00%	0.02%	(7.87%	)	(7.13%	)
2010	3,553,923	40,180,921	8.81	23.71	0.40%	2.00%	1.14%	9.04%		10.80%
2009	3,337,829	34,727,221	8.03	21.61	0.40%	2.00%	1.06%	34.57%		36.74%
Large-Cap Growth
2013	180,606	$2,336,048	$12.41	$15.96	0.40%	1.85%	0.00%	34.96%		36.93%
2012	121,561	1,183,850	9.27	11.80	0.40%	1.85%	0.00%	16.06%		17.76%
2011	154,407	1,254,365	7.99	8.51	0.40%	2.00%	0.00%	(0.78%	)	0.67%
2010	5,591,365	45,558,652	6.47	12.44	0.40%	2.00%	0.00%	12.26%		14.07%
2009	5,334,327	38,509,878	5.74	11.05	0.40%	2.00%	0.07%	37.72%		39.94%
Large-Cap Value
2013	226,599	$3,313,368	$11.69	$20.35	0.40%	1.85%	0.00%	29.83%		31.73%
2012	162,852	1,868,547	9.41	15.60	0.40%	1.85%	1.93%	14.27%		15.94%
2011	186,609	1,945,963	8.19	13.59	0.40%	2.00%	0.31%	2.80%		4.30%
2010	9,639,844	98,832,049	7.93	13.16	0.40%	2.00%	1.57%	6.92%		8.65%
2009	9,867,723	95,075,869	7.37	12.24	0.40%	2.00%	2.32%	20.69%		22.64%
Long/Short Large-Cap
2013	50,929	$678,008	$11.96	$14.36	0.40%	1.85%	0.00%	32.65%		33.58%
2012	37,477	380,039	9.88	10.30	1.15%	1.85%	0.68%	15.92%		16.73%
2011	81,835	711,190	8.52	8.82	0.40%	2.00%	0.31%	(4.39%	)	(3.72%	)
2010	6,181,798	55,921,978	8.86	11.84	0.40%	2.00%	0.86%	10.00%		11.78%
2009	5,701,649	46,701,664	8.05	10.73	0.40%	2.00%	0.89%	25.03%		27.05%
Main Street Core
2013	115,323	$1,696,499	$12.01	$25.51	0.40%	1.85%	0.00%	29.35%		31.24%
2012	113,937	1,271,907	9.55	19.63	0.40%	1.85%	0.99%	14.87%		16.55%
2011	128,859	1,283,187	8.27	17.01	0.40%	2.00%	0.09%	(1.36%	)	0.08%
2010	3,430,628	34,461,656	8.35	17.17	0.40%	2.00%	0.83%	13.84%		15.68%
2009	3,631,134	32,033,705	7.28	14.99	0.40%	2.00%	1.41%	26.79%		28.84%
Mid-Cap Equity
2013	141,193	$2,207,480	$11.44	$29.72	0.40%	1.95%	0.00%	33.58%		35.67%
2012	142,476	1,701,723	8.51	22.13	0.40%	1.95%	0.69%	5.27%		6.92%
2011	155,740	1,878,124	8.04	20.90	0.40%	2.00%	0.06%	(7.22%	)	(5.77%	)
2010	4,419,943	59,243,914	8.61	22.41	0.40%	2.00%	1.00%	21.05%		23.00%
2009	4,611,758	51,731,616	7.07	18.40	0.40%	2.00%	0.96%	36.89%		39.10%
Mid-Cap Growth
2013	221,848	$3,304,040	$11.81	$17.86	0.40%	1.85%	0.00%	30.65%		32.09%
2012	140,772	1,701,455	9.44	13.66	0.75%	1.85%	0.43%	5.52%		6.69%
2011	145,979	1,710,877	8.90	12.37	0.40%	2.00%	0.00%	(9.49%	)	(8.50%	)
2010	2,926,604	38,105,815	10.06	14.27	0.40%	2.00%	0.19%	30.68%		32.78%
2009	3,110,344	30,981,317	7.67	10.90	0.40%	2.00%	0.37%	56.18%		58.69%

See Notes to Financial Statements	See explanation of references on pages H-29 and H-30

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts	Units	Net	AUV (2)		Expense Ratio (3)		Investment	Total Return (5)
For Each Year or Period	Outstanding (1)	Assets (1)	Lowest	Highest	Lowest	Highest	Income Ratio (4)	Lowest		Highest
Mid-Cap Value
2013	91,614	$1,680,893	$11.80	$22.76	0.40%	1.95%	0.00%	31.31%		32.89%
2012	52,724	828,161	9.65	16.61	0.75%	1.95%	1.41%	12.27%		13.17%
2011	49,994	720,549	8.54	14.67	0.40%	2.00%	5.23%	(7.50%	)	(6.76%	)
2010	2,590,027	40,414,963	11.66	15.94	0.40%	2.00%	1.10%	18.80%		20.72%
05/01/2009 - 12/31/2009	2,520,417	32,989,307	11.00	13.20	0.40%	2.00%	0.96%	30.61%		32.01%
Small-Cap Equity
2013	66,504	$1,034,440	$12.48	$24.58	0.40%	1.85%	0.00%	32.97%		34.44%
2012	20,544	297,090	11.58	16.88	0.40%	1.85%	1.35%	13.80%		15.06%
2011	39,807	528,269	10.12	15.78	0.40%	2.00%	0.17%	(5.15%	)	(3.76%	)
2010	2,667,084	38,301,473	10.62	16.40	0.40%	2.00%	0.80%	17.73%		19.63%
2009	1,803,360	22,049,272	8.96	13.71	0.40%	2.00%	0.74%	27.64%		29.70%
Small-Cap Growth
2013	134,772	$2,039,647	$12.30	$19.09	0.40%	1.85%	0.00%	31.42%		33.33%
2012	83,137	994,768	10.40	13.77	0.40%	1.85%	0.08%	10.79%		12.42%
2011	89,120	976,324	9.34	12.25	0.40%	2.00%	0.00%	(4.87%	)	(3.48%	)
2010	1,670,344	19,173,995	9.77	13.74	0.40%	2.00%	0.00%	23.52%		25.51%
2009	1,742,004	16,184,187	7.86	11.10	0.40%	2.00%	0.00%	44.52%		46.85%
Small-Cap Index
2013	155,485	$2,741,625	$12.53	$25.09	0.40%	1.85%	0.00%	35.74%		37.72%
2012	70,076	896,653	9.76	18.40	0.40%	1.85%	1.20%	14.00%		15.67%
2011	59,013	705,012	8.52	16.07	0.40%	2.00%	0.20%	(6.26%	)	(4.89%	)
2010	303,333	4,077,361	9.04	17.07	0.40%	2.00%	0.85%	23.92%		25.92%
2009	333,744	3,660,900	7.25	13.69	0.40%	2.00%	1.27%	25.65%		27.68%
Small-Cap Value
2013	132,958	$2,695,425	$12.00	$36.59	0.40%	1.85%	0.00%	30.06%		31.96%
2012	80,321	1,498,045	10.99	27.73	0.40%	1.85%	2.01%	9.05%		10.65%
2011	90,244	1,717,586	10.02	25.06	0.40%	2.00%	0.50%	0.43%		1.90%
2010	883,789	16,682,734	9.93	24.59	0.40%	2.00%	1.98%	22.86%		24.84%
2009	1,138,717	17,748,325	8.03	19.70	0.40%	2.00%	2.82%	24.66%		26.67%
Value Advantage (7)
10/03/2013 - 12/31/2013	2,200	$25,463	$11.56	$11.59	1.20%	1.50%	0.00%	9.90%		9.90%
Health Sciences
2013	297,658	$6,900,297	$12.68	$32.64	1.10%	1.95%	0.00%	53.47%		54.70%
2012	161,070	2,857,431	13.49	21.20	1.15%	1.95%	0.00%	23.25%		24.24%
2011	121,018	1,899,409	10.94	17.15	1.15%	1.95%	0.00%	9.78%		10.66%
2010	96,371	1,383,093	11.22	15.58	1.15%	1.95%	0.00%	20.96%		21.93%
2009	68,378	822,535	9.22	12.84	1.15%	1.95%	0.11%	24.89%		25.46%
Real Estate
2013	217,227	$2,925,355	$8.99	$38.72	0.40%	1.85%	0.00%	(0.15%	)	1.31%
2012	146,338	2,135,691	9.32	38.61	0.40%	1.85%	1.25%	14.07%		15.74%
2011	118,600	1,984,920	8.13	33.69	0.40%	2.00%	0.00%	4.18%		5.70%
2010	935,185	16,160,816	7.76	32.20	0.40%	2.00%	1.38%	27.96%		30.02%
2009	1,070,801	14,745,538	6.03	25.01	0.40%	2.00%	2.13%	29.65%		31.75%
Technology
2013	141,804	$1,693,866	$7.15	$12.66	1.10%	1.85%	0.00%	20.25%		21.10%
2012	96,154	947,254	5.92	11.43	1.15%	1.85%	0.00%	5.17%		5.91%
2011	89,168	841,640	5.60	9.97	1.15%	1.85%	0.00%	(6.64%	)	(5.99%	)
2010	75,483	769,356	5.98	13.44	1.15%	1.85%	0.00%	19.28%		20.12%
2009	71,735	611,806	4.99	8.92	1.15%	1.85%	0.00%	49.78%		50.45%
Emerging Markets
2013	180,965	$3,807,371	$10.23	$62.86	0.40%	1.95%	0.00%	6.65%		8.31%
2012	141,340	2,753,424	9.53	58.04	0.40%	1.95%	0.79%	19.17%		21.04%
2011	110,485	2,273,828	7.94	47.95	0.40%	2.00%	1.42%	(19.55%	)	(18.29%	)
2010	1,391,026	47,905,267	11.74	58.68	0.40%	2.00%	1.12%	24.51%		26.51%
2009	1,471,354	42,408,570	9.43	46.39	0.40%	2.00%	0.91%	81.14%		84.06%
International Large-Cap
2013	193,917	$2,995,457	$11.15	$22.01	0.40%	1.95%	0.00%	16.14%		17.95%
2012	184,906	2,469,220	9.69	18.66	0.40%	1.95%	1.60%	20.16%		22.04%
2011	182,133	2,172,150	8.04	15.29	0.40%	2.00%	0.96%	(11.85%	)	(10.48%	)
2010	5,285,269	75,734,494	9.07	17.08	0.40%	2.00%	1.12%	8.19%		9.94%
2009	5,365,802	71,959,522	8.33	15.53	0.40%	2.00%	1.64%	30.97%		33.08%
International Small-Cap
2013	87,135	$964,271	$9.47	$15.92	0.40%	1.95%	0.00%	25.74%		27.58%
2012	62,455	525,859	7.49	11.23	0.40%	1.85%	2.10%	17.25%		18.96%
2011	93,339	676,613	6.36	7.86	0.40%	2.00%	4.09%	(13.87%	)	(12.62%	)
2010	4,055,256	33,602,618	7.35	12.61	0.40%	2.00%	2.67%	22.39%		24.36%
2009	4,010,926	27,124,832	5.96	10.28	0.40%	2.00%	1.47%	27.70%		29.76%

See Notes to Financial Statements	See explanation of references on pages H-29 and H-30

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	Units Outstanding (1)	Net Assets (1)	AUV (2)		Expense Ratio (3)		Investment Income Ratio (4)	Total Return (5)
			Lowest	Highest	Lowest	Highest		Lowest		Highest
International Value
2013	175,539	$1,893,743	$7.39	$14.66	0.40%	1.95%	0.00%	19.33%		21.20%
2012	159,935	1,402,647	6.16	12.22	0.40%	1.95%	2.96%	15.54%		17.35%
2011	245,862	2,012,758	5.30	10.52	0.40%	2.00%	3.00%	(14.59%	)	(13.25%	)
2010	4,938,844	47,723,246	6.17	12.25	0.40%	2.00%	2.58%	0.56%		2.18%
2009	5,736,169	55,797,933	6.09	12.11	0.40%	2.00%	2.10%	25.47%		27.49%
Currency Strategies
2013	10,875	$109,089	$9.92	$10.11	1.15%	1.80%	0.00%	2.02%		2.02%
12/21/2012 - 12/31/2012	253	2,493	9.85	9.85	1.65%	1.65%	0.00%	(0.29%	)	(0.29%	)
Global Absolute Return
2013	25,466	$246,016	$9.52	$9.82	0.40%	1.70%	0.00%	(2.48%	)	(2.48%	)
12/17/2012 - 12/31/2012	47	471	9.95	9.95	1.35%	1.35%	0.00%	0.59%		0.59%
Precious Metals
2013	44,246	$251,682	$4.29	$7.57	0.40%	1.80%	0.00%	(49.52%	)	(49.52%	)
12/17/2012 - 12/31/2012	23	199	8.54	8.54	1.35%	1.35%	0.00%	(0.66%	)	(0.66%	)
American Funds Asset Allocation
2013	4,460,292	$77,465,624	$11.15	$20.53	0.40%	2.00%	0.00%	20.84%		22.79%
2012	1,285,167	20,154,446	10.59	16.72	0.40%	2.00%	2.63%	13.42%		14.39%
2011	486,664	6,840,951	9.33	14.20	1.15%	2.00%	3.29%	(1.07%	)	(0.23%	)
2010	396,566	5,609,765	11.62	14.23	1.15%	2.00%	0.00%	9.82%		10.76%
02/10/2009 - 12/31/2009	258,772	3,313,322	10.58	12.85	1.15%	2.00%	4.74%	26.52%		26.52%
Pacific Dynamix - Conservative Growth
2013	1,517,519	$21,002,800	$10.33	$14.71	0.75%	2.00%	0.00%	7.22%		8.19%
2012	817,959	10,979,964	10.58	13.60	1.10%	2.00%	1.86%	7.41%		8.22%
2011	326,641	4,076,484	9.77	12.58	1.10%	1.85%	4.47%	1.04%		1.74%
2010	123,372	1,519,724	12.22	12.36	1.15%	1.85%	2.24%	8.26%		9.02%
06/29/2009 - 12/31/2009	47,913	542,765	11.29	11.34	1.15%	1.85%	4.23%	10.44%		10.44%
Pacific Dynamix - Moderate Growth
2013	3,716,555	$55,806,917	$10.70	$16.37	0.75%	2.00%	0.00%	12.67%		14.09%
2012	2,104,101	29,539,193	10.30	14.41	0.75%	2.00%	2.44%	9.69%		10.52%
2011	706,472	9,079,526	9.37	13.04	1.10%	1.85%	3.21%	(1.36%	)	(0.67%	)
2010	288,336	3,772,987	12.98	13.13	1.15%	1.85%	2.29%	9.87%		10.65%
06/04/2009 - 12/31/2009	94,587	1,121,109	11.81	11.87	1.15%	1.85%	4.01%	12.94%		12.94%
Pacific Dynamix - Growth
2013	705,674	$11,828,425	$11.11	$18.77	0.40%	2.00%	0.00%	18.77%		20.50%
2012	604,763	8,941,830	10.17	15.57	0.40%	1.85%	1.55%	11.67%		13.31%
2011	425,773	5,626,088	9.06	13.74	0.40%	1.85%	2.56%	(3.64%	)	(2.24%	)
2010	141,556	1,962,457	13.72	14.06	0.40%	1.85%	2.00%	11.74%		12.52%
06/29/2009 - 12/31/2009	35,100	432,680	12.28	12.34	1.15%	1.85%	2.33%	17.36%		17.36%
Portfolio Optimization Conservative
2013	9,788,730	$105,694,996	$9.89	$11.17	0.40%	2.00%	0.00%	1.00%		2.62%
2012	13,253,818	141,359,702	10.60	11.01	0.40%	2.00%	2.71%	7.93%		9.67%
05/02/2011 - 12/31/2011	11,491,681	113,086,654	9.82	10.16	0.40%	2.00%	1.64%	(1.60%	)	(1.60%	)
Portfolio Optimization Moderate-Conservative
2013	17,986,289	$201,173,455	$10.28	$11.94	0.40%	2.00%	0.00%	6.02%		7.73%
2012	16,901,834	177,951,281	10.45	11.22	0.40%	2.00%	2.39%	9.44%		11.21%
05/03/2011 - 12/31/2011	15,891,449	152,130,228	9.55	10.21	0.40%	2.00%	1.52%	(4.23%	)	(4.23%	)
Portfolio Optimization Moderate
2013	59,280,506	$679,545,787	$10.58	$12.67	0.40%	2.00%	0.00%	10.51%		12.29%
2012	57,984,769	599,663,537	10.27	11.42	0.40%	2.00%	2.11%	10.70%		12.49%
05/02/2011 - 12/31/2011	55,488,229	516,035,219	9.28	10.28	0.40%	2.00%	1.34%	(7.03%	)	(7.03%	)
Portfolio Optimization Growth
2013	45,400,112	$532,329,838	$10.92	$13.43	0.40%	2.00%	0.00%	15.14%		16.99%
2012	49,294,221	500,099,820	10.08	11.62	0.40%	2.00%	1.70%	11.76%		13.56%
05/13/2011 - 12/31/2011	52,994,157	479,205,928	9.02	10.35	0.40%	2.00%	1.06%	(7.47%	)	(7.47%	)
Portfolio Optimization Aggressive-Growth
2013	12,554,672	$148,100,155	$11.17	$14.05	0.40%	2.00%	0.00%	18.47%		20.38%
2012	13,283,546	131,845,591	9.87	11.81	0.40%	2.00%	1.37%	12.88%		14.71%
05/03/2011 - 12/31/2011	14,855,932	130,189,392	8.74	10.42	0.40%	2.00%	0.88%	(11.81%	)	(11.81%	)
Invesco V.I Balanced-Risk Allocation Series II
2013	812,212	$11,843,747	$9.80	$16.99	0.40%	2.00%	1.45%	(0.59%	)	1.01%
2012	720,003	11,226,332	10.79	16.82	0.40%	2.00%	0.93%	8.44%		9.59%
2011	216,209	3,157,610	9.93	14.94	0.95%	2.00%	0.13%	8.59%		9.35%
2010	24,586	333,047	13.48	13.66	1.15%	1.85%	0.17%	7.32%		8.07%
02/10/2009 - 12/31/2009	26,945	339,125	12.56	12.64	1.15%	1.85%	4.49%	25.00%		25.00%

See Notes to Financial Statements	See explanation of references on pages H-29 and H-30

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	Units Outstanding (1)	Net Assets (1)	AUV (2)		Expense Ratio (3)		Investment	Total Return (5)
			Lowest	Highest	Lowest	Highest	Income Ratio (4)	Lowest		Highest
American Century VP Mid Cap Value Class II (7)
03/04/2013 - 12/31/2013	74,224	$910,322	$11.51	$12.68	0.40%	1.85%	1.09%	19.16%		19.16%
American Funds IS Global Growth Fund Class 4 (7)
11/26/2013 - 12/31/2013	1,516	$16,060	$10.59	$10.59	1.20%	1.20%	See Note (8)	3.37%		3.37%
American Funds IS Managed Risk Asset Allocation Fund Class P2 (7)
12/03/2013 - 12/31/2013	29,973	$308,461	$10.29	$10.29	1.10%	1.40%	See Note (8)	1.88%		1.88%
American Funds IS New World Fund Class 4 (7)
11/27/2013 - 12/31/2013	356	$3,615	$10.16	$10.16	1.50%	1.50%	See Note (8)	1.64%		1.64%
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4 (7)
12/09/2013 - 12/31/2013	1,361	$13,407	$9.85	$9.85	1.50%	1.85%	See Note (8)	(0.68%	)	(0.68%	)
BlackRock Capital Appreciation V.I. Class III
2013 (6)	24,432	$363,874	$12.97	$16.64	0.75%	1.30%	0.00%	31.67%		32.40%
2012	16,464	187,627	9.85	12.57	0.75%	1.30%	0.98%	12.10%		12.72%
2011	7,511	78,029	8.78	11.15	0.75%	1.30%	0.60%	(9.93%	)	(9.75%	)
06/22/2010 - 12/31/2010	1,163	14,368	12.34	12.36	0.75%	0.95%	0.55%	20.16%		20.16%
BlackRock Global Allocation V.I. Class III
2013	9,550,232	$111,332,701	$10.67	$12.89	0.40%	2.00%	1.19%	12.15%		13.96%
2012	7,406,435	77,560,831	9.70	11.46	0.40%	2.00%	1.81%	7.78%		9.53%
2011	4,903,787	47,318,521	8.95	10.61	0.40%	2.00%	2.39%	(5.54%	)	(4.02%	)
2010	4,027,468	40,945,614	10.00	11.20	0.40%	2.00%	1.20%	7.59%		9.32%
2009	3,564,014	33,479,785	9.29	10.38	0.40%	2.00%	2.37%	18.52%		20.43%
Fidelity VIP Contrafund Service Class 2 (7)
02/12/2013 - 12/31/2013	251,215	$3,096,139	$11.92	$12.62	1.10%	1.85%	1.77%	21.62%		21.62%
Fidelity VIP FundsManager 60% Service Class 2
2013	638,756	$7,404,985	$10.98	$12.13	0.40%	1.85%	1.69%	16.22%		17.51%
05/10/2012 - 12/31/2012	199,249	2,036,477	10.19	10.26	0.75%	1.85%	3.95%	4.70%		4.70%
Fidelity VIP Strategic Income Service Class 2 (7)
11/08/2013 - 12/31/2013	7,237	$72,122	$9.96	$9.97	1.20%	1.85%	See Note (9)	0.25%		0.25%
First Trust/Dow Jones Dividend & Income Allocation
2013	342,241	$3,840,939	$10.44	$11.65	0.60%	1.85%	1.13%	10.69%		11.69%
05/10/2012 - 12/31/2012	112,925	1,167,968	10.31	10.37	0.95%	1.85%	4.89%	4.55%		4.55%
Franklin Rising Dividends Securities Class 2 (7)
02/06/2013 - 12/31/2013	171,300	$2,072,910	$11.54	$12.64	0.40%	1.85%	1.19%	20.02%		20.02%
Franklin Templeton VIP Founding Funds Allocation Class 2
2013	8,129	$116,212	$13.38	$14.82	0.75%	1.30%	7.34%	22.17%		22.60%
2012	3,816	42,743	10.95	11.35	0.95%	1.30%	1.73%	13.84%		13.84%
05/09/2011 - 12/31/2011	940	9,047	9.62	9.62	1.30%	1.30%	0.00%	(9.63%	)	(9.63%	)
Franklin Templeton VIP Founding Funds Allocation Class 4
2013	981,233	$12,006,174	$11.20	$15.08	0.40%	2.00%	10.07%	21.23%		22.33%
2012	728,062	7,380,164	9.82	12.43	0.40%	2.00%	2.60%	12.89%		13.85%
2011	709,309	6,308,176	8.70	11.01	0.40%	2.00%	0.02%	(3.62%	)	(2.79%	)
2010	668,127	6,118,287	9.02	11.41	1.15%	2.00%	2.28%	8.06%		8.98%
2009	565,335	4,771,187	8.35	10.56	1.15%	2.00%	3.59%	27.68%		28.58%
Mutual Global Discovery Securities Class 2
2013	126,211	$1,609,812	$11.41	$15.54	0.40%	1.85%	2.11%	25.97%		26.66%
2012	25,648	293,513	10.64	12.27	0.75%	1.30%	2.78%	11.89%		12.51%
2011	8,785	92,265	9.50	10.90	0.75%	1.30%	1.90%	(3.88%	)	(3.68%	)
06/22/2010 - 12/31/2010	1,960	22,186	11.31	11.32	0.75%	0.95%	1.87%	9.71%		9.71%
Templeton Global Bond Securities Class 2
2013	164,126	$1,658,921	$9.73	$12.47	0.40%	1.85%	6.16%	0.87%		0.87%
2012	13,899	163,023	11.37	12.36	0.75%	0.75%	6.98%	14.20%		14.20%
06/17/2011 - 12/31/2011	940	10,170	10.82	10.82	0.75%	0.75%	0.00%	(5.16%	)	(5.16%	)
GE Investments Total Return Class 3
2013	1,376,347	$20,724,967	$10.67	$16.94	0.40%	2.00%	1.47%	12.37%		13.96%
2012	1,000,860	14,059,203	10.03	14.72	0.60%	2.00%	1.83%	10.02%		11.41%
2011	493,997	6,311,400	9.09	12.98	0.75%	2.00%	2.15%	(5.01%	)	(3.82%	)
2010	288,708	3,872,939	10.72	13.55	0.75%	2.00%	1.42%	7.20%		8.12%
03/05/2009 - 12/31/2009	243,856	3,048,295	12.44	12.54	1.15%	2.00%	3.00%	35.36%		35.36%

See Notes to Financial Statements	See explanation of references on pages H-29 and H-30

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	Units Outstanding (1)	Net Assets (1)	AUV (2)		Expense Ratio (3)		Investment Income Ratio (4)	Total Return (5)
			Lowest	Highest	Lowest	Highest		Lowest		Highest
Janus Aspen Series Balanced - Service Shares (7)
02/18/2013 - 12/31/2013	957,715	$11,064,123	$10.97	$11.78	0.40%	1.85%	2.13%	13.61%		13.61%
JPMorgan Insurance Trust Equity Index Class 1
2013	1,053	$17,643	$16.75	$16.75	1.40%	1.40%	2.00%	29.98%		29.98%
2012	1,397	18,002	12.89	12.89	1.40%	1.40%	1.92%	13.97%		13.97%
2011	1,753	19,821	11.31	11.31	1.40%	1.40%	1.74%	0.30%		0.30%
2010	1,753	19,762	11.28	11.28	1.40%	1.40%	2.14%	12.82%		12.82%
2009	1,753	17,517	9.99	9.99	1.40%	1.40%	2.52%	24.68%		24.68%
Lord Abbett Bond Debenture Class VC (7)
01/23/2013 - 12/31/2013	53,267	$559,976	$10.20	$10.73	0.40%	1.85%	11.27%	5.04%		5.04%
Lord Abbett International Core Equity Class VC
2013	14,073	$196,334	$11.74	$14.57	0.75%	1.30%	2.19%	21.57%		22.24%
2012	4,831	55,329	9.65	11.92	0.75%	1.30%	1.47%	13.64%		14.27%
2011	5,333	52,412	8.50	10.43	0.75%	1.30%	1.80%	(14.28%	)	(14.11%	)
06/22/2010 - 12/31/2010	853	10,356	12.13	12.14	0.75%	0.95%	1.43%	17.13%		17.13%
Lord Abbett Total Return Class VC
2013	120,403	$1,265,757	$10.36	$11.63	0.75%	1.30%	2.57%	(2.38%	)	(1.84%	)
2012	48,236	521,898	10.58	11.84	0.75%	1.30%	2.94%	5.44%		6.02%
2011	9,655	106,467	10.73	11.17	0.75%	1.30%	2.80%	7.75%		7.96%
06/22/2010 - 12/31/2010	4,514	46,704	10.34	10.35	0.75%	0.95%	6.25%	2.65%		2.65%
MFS Investors Growth Stock Series - Service Class
2013	17,349	$261,870	$14.76	$17.65	0.75%	0.95%	0.61%	29.08%		29.08%
2012	883	12,067	13.67	13.67	0.75%	0.75%	0.22%	15.81%		15.81%
06/17/2011 - 12/31/2011	880	10,386	11.81	11.81	0.75%	0.75%	0.52%	(1.41%	)	(1.41%	)
MFS Total Return Series - Service Class
2013	1,071,314	$12,808,659	$10.83	$13.30	0.40%	1.85%	1.77%	16.56%		17.85%
2012	324,475	3,366,137	10.32	11.38	0.75%	1.85%	1.95%	9.11%		9.66%
05/9/2011 - 12/31/2011	24,249	230,523	9.49	9.52	1.15%	1.65%	1.80%	(4.48%	)	(4.48%	)
MFS Utilities Series Service Class (7)
01/15/2013 - 12/31/2013	16,420	$184,186	$10.46	$11.68	1.15%	1.85%	2.97%	15.82%		15.82%
MFS Value Series - Service Class
2013	32,641	$513,170	$14.90	$17.71	0.75%	1.30%	1.06%	33.85%		34.58%
2012	24,609	291,084	11.13	13.16	0.75%	1.30%	1.44%	14.38%		15.01%
2011	9,387	103,118	9.73	11.44	0.75%	1.30%	1.63%	(1.41%	)	(1.21%	)
06/22/2010 - 12/31/2010	1,973	22,853	11.57	11.58	0.75%	0.95%	0.00%	13.49%		13.49%
PIMCO CommodityRealReturn Strategy Advisor Class (7)
01/23/2013 - 12/31/2013	13,798	$118,347	$8.35	$8.89	0.40%	1.85%	0.88%	(17.35%	)	(17.35%	)
PIMCO Global Multi-Asset - Advisor Class
2013	1,502,720	$14,799,558	$8.82	$10.48	0.40%	1.85%	3.19%	(9.60%	)	(8.28%	)
2012	1,187,488	13,065,704	9.71	11.43	0.40%	1.85%	3.34%	6.78%		8.34%
2011	638,869	6,597,392	9.07	10.55	0.40%	1.85%	2.35%	(3.60%	)	(2.19%	)
05/10/2010 - 12/31/2010	109,652	1,175,289	10.68	10.79	0.40%	1.85%	8.97%	9.04%		9.04%
Schwab VIT Balanced
2013	211,550	$2,321,793	$10.98	$10.98	0.60%	0.60%	0.14%	6.25%		6.25%
11/09/2012 - 12/31/2012	14,741	152,264	10.33	10.33	0.60%	0.60%	0.00%	2.35%		2.35%
Schwab VIT Balanced with Growth (7)
02/20/2013 - 12/31/2013	288,302	$3,325,385	$11.53	$11.53	0.60%	0.60%	0.04%	7.61%		7.61%
Schwab VIT Growth (7)
02/25/2013 - 12/31/2013	334,063	$4,089,354	$12.24	$12.24	0.60%	0.60%	0.02%	13.12%		13.12%
Van Eck VIP Global Hard Assets Class S (7)
01/23/2013 - 12/31/2013	11,188	$122,860	$10.60	$11.34	1.10%	1.70%	0.09%	5.01%		5.01%

(1)	The significant decrease in units outstanding and net assets during the year ended December 31, 2011 on most of the variable accounts that invested in Class I shares of the corresponding non-portfolio optimization portfolios of Pacific Select Fund was mainly due to the transfer of assets from those variable accounts to the five Portfolio Optimization Variable Accounts (Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Variable Accounts), which were added to the Separate Account during 2011.

(2)	The AUV is presented as a range from lowest to highest based on the ending AUV for all product groupings as of December 31 of each year or period ended. The lowest and highest AUV may be the same for a variable account if there is only one product which has investments at the end of the year or period.

(3)	The expense ratios represent contract fees and expenses of the Separate Account for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 4 in Notes to Financial Statements). The expense ratios are presented as a range of lowest to highest based on the product groupings. The expense ratios for periods of less than one full year are annualized.

See Notes to Financial Statements

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

(4)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). These ratios are before the deduction of mortality and expense risk (“M&E”) fees, administrative fees, and additional death benefit rider charges, if any, that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized. The investment income ratios for the year ended December 31, 2011 of certain variable accounts might be higher than other years mainly due to the net investment income distributions received after the share class conversion of the underlying portfolios of Pacific Select Fund in which the variable accounts invested. Such distributions had no impact on the total returns of the variable accounts or the underlying portfolios in which the variable accounts invested.

(5)	Total returns reflect changes in unit values of the underlying portfolios/funds and deductions for M&E fees, administrative fees, and additional death benefit rider charges, if any, assessed through the daily AUV calculation. These fees and charges are assessed at annual rates ranging from 0.40% to 2.00% based on the average daily net assets of each variable account as discussed in Note 4 in Notes to the Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, charges for other optional benefit riders, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are presented as a range of lowest to highest values based on the product grouping representing the minimum to maximum expense ratio amounts. Total returns for those individual contracts which commenced operations during the year may not be within the ranges presented. Variable Accounts with a date notation indicate the inception date of that Variable Account. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

(6)	Investment income ratio represents less than 0.005%.

(7)	Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

(8)	Subsequent to commencement of operations, the American Funds IS Global Growth Fund Class 4, American Funds IS Managed Risk Asset Allocation Fund Class P2, American Funds IS New World Fund Class 4, and American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4 Variable Accounts received their annual distributions. The annualized investment income ratios were 11.70%, 9.09%, 13.22%, and 9.46%, respectively. Prior to annualization, the ratios were 1.12%, 0.17%, 1.20%, and 0.40%, respectively.

(9)	Subsequent to commencement of operations, the Fidelity VIP Strategic Income Service Class 2 Variable Account received its annual distribution. The annualized investment income ratio was 23.75%. Prior to annualization, the ratio was 1.48%.

See Notes to Financial Statements

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Separate Account A (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2013 is comprised of eighty-seven subaccounts (“Variable Accounts”). The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (see Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series, BlackRock Variable Series Funds, Inc., Fidelity Variable Insurance Products Funds, First Trust Variable Insurance Trust , Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Janus Aspen Series, JPMorgan Insurance Trust, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, PIMCO Variable Insurance Trust, Schwab VIT Portfolios, and Van Eck VIP Trust (collectively, the “Funds”). Eighty-one of the eighty-seven Variable Accounts are presented in the Schedule of Investments in Section G of this brochure.

The Growth Variable Account and Growth Portfolio were formerly named Growth LT Variable Account and Growth LT Portfolio, respectively.

Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through F of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) sixteen new Variable Accounts during 2013. The following fifteen of the sixteen new Variable Accounts commenced operations during 2013:

Variable Accounts	Commenced Operations on
Floating Rate Income	June 24, 2013
Value Advantage	October 3, 2013
American Century VP Mid Cap Value Class II	March 4, 2013
American Funds IS Global Growth Fund Class 4	November 26, 2013
American Funds IS Managed Risk Asset Allocation Fund Class P2	December 3, 2013
American Funds IS New World Fund Class 4	November 27, 2013
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	December 9, 2013
Fidelity VIP Contrafund Service Class 2	February 12, 2013
Fidelity VIP Strategic Income Service Class 2	November 8, 2013
Franklin Rising Dividends Securities Class 2	February 6, 2013
Janus Aspen Series Balanced Service Shares	February 18, 2013
Lord Abbett Bond Debenture Class VC	January 23, 2013
MFS Utilities Series - Service Class	January 15, 2013
PIMCO CommodityRealReturn Strategy - Advisor Class	January 23, 2013
Van Eck VIP Global Hard Assets Class S	January 23, 2013

American Funds IS International Growth and Income Fund Class 4 Variable Account was organized in 2013 but had no investments as of December 31, 2013. The Schwab VIT Balanced with Growth and Schwab VIT Growth Variable Accounts were organized prior to January 1, 2013 and commenced operations on February 20, 2013 and February 25, 2013, respectively. There were no investments in the JPMorgan Insurance Trust Core Bond Class 1, JPMorgan Insurance Trust U.S. Equity Class 1, JPMorgan Insurance Trust Mid Cap Value Class 1, JPMorgan Insurance Trust Intrepid Growth Class 1, and JPMorgan Insurance Trust Mid Cap Growth Class 1 Variable Accounts as of December 31, 2013.

On October 17, 2013, the SEC approved the substitution of the Service Shares of the Janus Aspen Series Balanced Portfolio (the “Replacement Portfolio”), the underlying portfolio for the Janus Aspen Series Balanced Service Shares Variable Account (the “Replacement Variable Account”), for Class B shares of the AllianceBernstein VPS Balanced Wealth Strategy Portfolio (the “Replaced Portfolio”), the underlying portfolio for the AllianceBernstein VPS Balanced Wealth Strategy Class B Variable Account (the “Replaced Variable Account”). Any units that remained in the Replaced Variable Account after the close of business on November 15, 2013 (the “Substitution Date”) were transferred to the Replacement Variable Account. Such transfers were based on the applicable Variable Account accumulation unit values and the relative net assets values of the Replacement Portfolio and Replaced Portfolio, as of the close of business on the Substitution Date. The Replaced Variable Account is not included in this annual report.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life & Annuity Company (“PL&A”). The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by PL&A, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of PL&A.

The Separate Account funds individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gains distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of PL&A, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under current tax law, no Federal income taxes are expected to be paid by PL&A with respect to the operations of the Separate Account. PL&A will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.

D. Contracts in Payout Period

Net assets allocated to Contracts in payout period are computed, on a current basis, according to the Annuity 2000 Mortality Table. The assumed investment return is 4.0 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7.0 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by PL&A and may result in additional amounts being transferred into the Variable Accounts by PL&A to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed the amounts required, transfers may be made to PL&A. These transfers, if any, are shown as adjustments to net assets allocated to contracts in payout (annuitization) period in the accompanying Statements of Changes in Net Assets. For the year ended December 31, 2013, there were no adjustments to net assets allocated to contracts in the payout period.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividends and capital gains distributions, if any, received from the Portfolios of the Underlying Funds are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Currently each of the Portfolios in the Pacific Select Fund is either qualified as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”) (the “RIC Portfolios”) or treated as a partnership for Federal income tax purposes only (the “Partnership Portfolios”). Effective January 1, 2013, each of the RIC Portfolios of Pacific Select Fund intends to utilize the consent dividend provision of section 565 of the Code to effectively distribute income and capital gains for tax purposes although they are not paid by the RIC Portfolios. In addition, the Partnership Portfolios are not required to distribute taxable income and capital gains for Federal income tax purposes. No dividends and capital gains distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year ended December 31, 2013.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Contracts funded by the Separate Account currently being sold or administered include the Pacific Portfolios, Pacific Value, Pacific Innovations Select, Pacific Value Edge, Pacific Odyssey, Pacific Voyages, Pacific One Select, Pacific Destinations, Pacific Destinations B, Pacific Destinations O - Series, Pacific Value Select, Schwab Retirement Income Variable Annuity, Pacific Choice, and Pacific Journey Select Contracts. All Contracts except for the Schwab Retirement Income Variable Annuity, Pacific Choice, and Pacific Journey Select Contracts have two different death benefit options: the Standard Death Benefit and the Stepped-Up Death Benefit Rider. Schwab Retirement Income Variable Annuity Contracts have one death benefit option: the Standard Death Benefit. Pacific Choice Contracts have six different options: the Standard Death Benefit for 5 Year, 3 Year, and 0 Year Options (excludes Death Benefit II Rider) and Stepped-Up Death Benefit for 5 Year, 3 Year, and 0 Year Options (includes Death Benefit II Rider). Pacific Journey Select Contracts have four options: Without Stepped-Up Death Benefit Rider and Four Year Withdrawal Charge Option (includes Standard Death Benefit), With Stepped-Up Death Benefit Rider Only, With Four Year Withdrawal Charge Option Only (includes Standard Death Benefit), and With Stepped-Up Death Benefit Rider and Four Year Withdrawal Charge Option.

PL&A deducts from the Separate Account daily charges for mortality and expense risks (“M&E”) and administrative fees PL&A assumes, and additional death benefit rider and withdrawal option charges for Contract owners who purchased the Stepped-Up Death Benefit Rider and Four Year Withdrawal Charge Option. The additional death benefit rider and withdrawal option charges are included in M&E in the accompanying Statements of Operations. The mortality risk assumed by PL&A is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. PL&A also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is where expenses incurred in administering the Contracts and the Separate Account will exceed the amounts realized from fees and charges assessed against the Contracts. These charges are assessed daily at the following annual rates on the average daily net assets of each Variable Account that result in a direct reduction to unit values:

	Death Benefit Options
Pacific Portfolios Contracts	Standard Death Benefit	With Stepped-Up Death Benefit Rider
M&E Charge	1.25%	1.25%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.40%	1.60%

Pacific Value and Pacific Innovations Select Contracts
M&E Charge	1.40%	1.40%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.65%	1.85%

Pacific Value Edge Contracts
M&E Charge	1.55%	1.55%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.80%	2.00%

Pacific Odyssey Contracts
M&E Charge	0.15%	0.15%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	0.40%	0.60%

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

Pacific Voyages Contracts	Standard Death Benefit	With Stepped-Up Death Benefit Rider	Schwab Retirement Income Variable Annuity Contracts	Standard Death Benefit
M&E Charge	1.00%	1.00%	M&E Charge	0.35%
Administrative Fee	0.15%	0.15%	Administrative Fee	0.25%
Death Benefit Rider Charge	None	0.20%	Death Benefit Rider Charge	None
Total Annual Expenses	1.15%	1.35%	Total Annual Expenses	0.60%

Pacific One Select Contracts			Pacific Choice Contracts (Without Stepped-Up Death Benefit II Rider Charge)	Standard Death Benefit With 5 Year Option	Standard Death Benefit With 3 Year Option	Standard Death Benefit With 0 Year Option
M&E Charge	1.50%	1.50%	M&E Charge	0.95%	1.25%	1.35%
Administrative Fee	0.25%	0.25%	Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	Total Annual Expenses	1.20%	1.50%	1.60%
Total Annual Expenses	1.75%	1.95%

Pacific Destinations Contracts			Pacific Choice Contracts (With Stepped-Up Death Benefit II Rider Charge)	Stepped-Up Death Benefit With 5 Year Option	Stepped-Up Death Benefit With 3 Year Option	Stepped-Up Death Benefit With 0 Year Option
M&E Charge	0.60%	0.60%	M&E Charge	0.95%	1.25%	1.35%
Administrative Fee	0.15%	0.15%	Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	Death Benefit II Rider Charge	0.20%	0.20%	0.20%
Total Annual Expenses	0.75%	0.95%	Total Annual Expenses	1.40%	1.70%	1.80%

Pacific Destinations B Contracts
M&E Charge	1.15%	1.15%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.30%	1.50%

Pacific Destinations O - Series Contracts
M&E Charge	0.60%	0.60%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	0.75%	0.95%

Pacific Value Select Contracts			Pacific Journey Select Contracts	Without Stepped-Up Death Benefit Rider and Four Year Withdrawal Charge Option	With Stepped-Up Death Benefit Rider Only	With Four Year Withdrawal Charge Option Only	With Stepped-Up Death Benefit Rider and Four Year Withdrawal Charge Option
M&E Charge	1.45%	1.45%	M&E Charge	0.95%	0.95%	0.95%	0.95%
Administrative Fee	0.15%	0.15%	Administrative Fee	0.15%	0.15%	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%	Death Benefit Rider Charge	None	0.20%	None	0.20%
Total Annual Expenses	1.60%	1.80%	Four Year Withdrawal Charge	None	None	0.35%	0.35%
			Total Annual Expenses	1.10%	1.30%	1.45%	1.65%

Under the Contracts, PL&A makes certain deductions from the net assets of each Variable Account through a redemption of units for maintenance fees, any other optional benefit riders, any state premium taxes, and any withdrawal and surrender charges, and are shown as a decrease in Contract owner transactions in the accompanying Statements of Changes in Net Assets. For some Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contract. Most Contracts offer optional benefits that can be added to the Contract by rider. The charges for riders can range depending on the individual Contract. These fees and charges are assessed directly to each Contract owner account through a redemption of units. Withdrawal and surrender charges are included in surrenders; and maintenance fees, any other optional benefit riders and state premium taxes are included in Contract charges and deductions in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by PL&A and are not reflected in the accompanying financial statements.

In addition to the Separate Account’s own operating expenses, they also indirectly bear a portion of the operating expenses of the applicable Portfolios in which the Variable Accounts invest.

PL&A is a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”). The assets of certain Variable Accounts invest in Class I shares of the corresponding Portfolios of Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific service fee to Pacific Select Distributors, Inc. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 6 in Notes to Financial Statements of PSF, which are included in Section D of this brochure. For the year ended December 31, 2013, PLFA received net advisory fees from PSF at effective annual rates ranging from 0.05% to 0.95% which are based on an annual percentage of average daily net assets of each Portfolio of PSF and PSD received a service fee of 0.20% from Class I shares only of PSF based on an annual percentage of average daily net assets of each Portfolio of PSF.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2013, were as follows:

Variable Accounts	Purchases	Sales
Cash Management	$9,103,970	$8,496,980
Diversified Bond	1,211,601	518,418
Floating Rate Income (1)	791,543	145,768
Floating Rate Loan	4,017,141	258,740
High Yield Bond	2,875,496	1,546,569
Inflation Managed	2,296,115	2,788,965
Inflation Protected	208,936	149,886
Managed Bond	4,423,659	4,574,548
Short Duration Bond	3,618,868	1,796,759
Emerging Markets Debt	690,962	116,738
American Funds Growth	1,187,305	691,044
American Funds Growth-Income	730,078	765,095
Comstock	1,628,489	817,990
Dividend Growth	3,215,523	442,554
Equity Index	5,358,421	1,517,432
Focused 30	339,672	730,593
Growth	62,628	102,149
Large-Cap Growth	1,355,993	700,083
Large-Cap Value	1,319,156	529,433
Long/Short Large-Cap	320,477	174,070
Main Street Core	839,875	854,271
Mid-Cap Equity	355,477	433,916
Mid-Cap Growth	1,668,173	684,609
Mid-Cap Value	1,070,865	540,445
Small-Cap Equity	1,071,870	522,804
Small-Cap Growth	914,747	257,921
Small-Cap Index	1,704,363	369,969
Small-Cap Value	1,300,070	687,058
Value Advantage (1)	24,465	30
Health Sciences	4,023,687	2,049,847
Real Estate	1,410,318	616,097
Technology	744,946	256,281
Emerging Markets	1,937,253	1,182,630
International Large-Cap	910,156	836,142
International Small-Cap	443,299	173,820
International Value	551,262	369,419
Currency Strategies	108,921	1,561
Global Absolute Return	344,727	91,579
Precious Metals	297,977	2,848
American Funds Asset Allocation	51,632,423	3,126,415
Pacific Dynamix - Conservative Growth	10,070,021	1,352,927
Pacific Dynamix - Moderate Growth	27,455,891	7,084,217
Pacific Dynamix - Growth	3,591,403	2,708,145
Portfolio Optimization Conservative	27,835,728	67,243,726
Portfolio Optimization Moderate-Conservative	61,507,639	53,927,754
Portfolio Optimization Moderate	76,994,484	74,149,362
Portfolio Optimization Growth	15,742,273	66,577,230
Portfolio Optimization Aggressive-Growth	7,695,499	18,164,867
Invesco V.I. Balanced-Risk Allocation Series II	7,850,326	6,924,108
American Century VP Mid Cap Value Class II (1)	1,226,443	402,058
American Funds IS Global Growth Fund Class 4 (1)	15,740	13
American Funds IS Managed Risk Asset Allocation Fund Class P2 (1)	307,077	67
American Funds IS New World Fund Class 4 (1)	3,599	5
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4(1)	13,502	6
BlackRock Capital Appreciation V.I. Class III	193,735	57,633
BlackRock Global Allocation V.I. Class III	38,110,549	11,492,483
Fidelity VIP Contrafund Service Class 2 (1)	3,026,567	264,476
Fidelity VIP Funds Manager 60% Service Class 2	5,607,144	669,873
Fidelity VIP Strategic Income Service Class 2 (1)	73,374	62
First Trust/Dow Jones Dividend & Income Allocation	3,157,211	694,460
Franklin Rising Dividends Securities Class 2 (1)	2,438,736	564,889
Franklin Templeton VIP Founding Funds Allocation Class 2	78,091	6,502
Franklin Templeton VIP Founding Funds Allocation Class 4	6,576,283	1,438,105
Mutual Global Discovery Securities Class 2	2,024,446	813,913
Templeton Global Bond Securities Class 2	3,176,945	1,586,047
GE Investments Total Return Class 3	8,387,291	2,876,106
Janus Aspen Series Balanced Service Shares (1)	12,000,952	1,210,022
JPMorgan Insurance Trust Equity Index Class 1	1,040	5,287
Lord Abbett Bond Debenture Class VC (1)	613,003	35,849
Lord Abbett International Core Equity Class VC	129,116	8,442
Lord Abbett Total Return Class VC	907,283	130,170
MFS Investors Growth Stock Series - Service Class	235,891	8,458
MFS Total Return Series - Service Class	9,964,702	1,537,174
MFS Utilities Series - Service Class (1)	191,844	15,287
MFS Value Series - Service Class	170,679	61,234
PIMCO Commodity Real Return Strategy - Advisor Class(1)	128,701	2,851
PIMCO Global Multi-Asset - Advisor Class	6,071,149	2,685,400
Schwab VIT Balanced	2,145,033	62,377
Schwab VIT Balanced with Growth (1)	3,943,744	768,447
Schwab VIT Growth (1)	3,872,078	16,696
Van Eck VIP Global Hard Assets Class S (1)	117,751	1,067

(1)	Operations commenced during 2013 (See Note 1).

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

7. FAIR VALUE MEASUREMENTS

The Separate Account characterizes its holdings in Variable Accounts as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices (unadjusted) in active markets for identical holdings

Level 2 – Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 – Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2013, the Variable Accounts’ holdings as presented in the Schedule of Investments in Section G of this brochure were all categorized as Level 1 under the three-tier hierarchy of inputs.

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2013 and 2012 were as follows:

	2013			2012
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Cash Management	915,815	(850,618)	65,197	1,023,669	(1,057,481)	(33,812)
Diversified Bond	107,218	(41,881)	65,337	118,507	(83,809)	34,698
Floating Rate Income (1)	79,674	(14,711)	64,963
Floating Rate Loan	412,094	(26,720)	385,374	71,487	(90,104)	(18,617)
High Yield Bond	207,695	(104,937)	102,758	115,090	(105,356)	9,734
Inflation Managed	170,389	(170,428)	(39)	210,211	(125,359)	84,852
Inflation Protected	20,037	(13,552)	6,485	34,875	(6,052)	28,823
Managed Bond	322,621	(310,207)	12,414	340,525	(162,371)	178,154
Short Duration Bond	358,970	(171,303)	187,667	239,754	(162,467)	77,287
Emerging Markets Debt (2)	66,455	(10,806)	55,649	18,472	(57)	18,415
American Funds Growth	96,625	(49,254)	47,371	67,806	(57,375)	10,431
American Funds Growth-Income	63,944	(60,389)	3,555	43,113	(30,786)	12,327
Comstock	117,943	(55,277)	62,666	19,020	(60,343)	(41,323)
Dividend Growth	271,491	(33,309)	238,182	88,367	(26,234)	62,133
Equity Index	447,616	(120,764)	326,852	299,657	(221,636)	78,021
Focused 30	25,669	(49,254)	(23,585)	78,323	(79,721)	(1,398)
Growth	4,923	(6,789)	(1,866)	20,092	(10,745)	9,347
Large-Cap Growth	118,812	(59,767)	59,045	69,649	(102,495)	(32,846)
Large-Cap Value	103,217	(39,470)	63,747	45,922	(69,679)	(23,757)
Long/Short Large-Cap	27,100	(13,648)	13,452	10,565	(54,923)	(44,358)
Main Street Core	67,973	(66,587)	1,386	21,320	(36,242)	(14,922)
Mid-Cap Equity	28,310	(29,593)	(1,283)	31,898	(45,162)	(13,264)
Mid-Cap Growth	128,601	(47,525)	81,076	54,475	(59,682)	(5,207)
Mid-Cap Value	67,148	(28,258)	38,890	31,867	(29,137)	2,730
Small-Cap Equity	78,894	(32,934)	45,960	17,279	(36,542)	(19,263)
Small-Cap Growth	68,983	(17,348)	51,635	26,755	(32,738)	(5,983)
Small-Cap Index	109,095	(23,686)	85,409	22,865	(11,802)	11,063
Small-Cap Value	84,478	(31,841)	52,637	28,904	(38,827)	(9,923)
Value Advantage (1)	2,200	—	2,200
Health Sciences	233,258	(96,670)	136,588	98,914	(58,862)	40,052
Real Estate	114,162	(43,273)	70,889	90,586	(62,848)	27,738
Technology	68,179	(22,529)	45,650	87,025	(80,039)	6,986
Emerging Markets	110,170	(70,545)	39,625	70,502	(39,647)	30,855
International Large-Cap	74,033	(65,022)	9,011	66,839	(64,066)	2,773
International Small-Cap	41,813	(17,133)	24,680	26,021	(56,905)	(30,884)
International Value	54,895	(39,291)	15,604	33,750	(119,677)	(85,927)
Currency Strategies (3)	10,746	(124)	10,622	253	—	253
Global Absolute Return (4)	35,042	(9,623)	25,419	47	—	47
Precious Metals (4)	44,478	(255)	44,223	23	—	23
American Funds Asset Allocation	3,430,086	(254,961)	3,175,125	867,977	(69,474)	798,503
Pacific Dynamix - Conservative Growth	810,781	(111,221)	699,560	624,004	(132,686)	491,318
Pacific Dynamix - Moderate Growth	2,119,083	(506,629)	1,612,454	1,546,745	(149,116)	1,397,629
Pacific Dynamix - Growth	244,403	(143,492)	100,911	240,096	(61,106)	178,990
Portfolio Optimization Conservative	2,992,284	(6,457,372)	(3,465,088)	4,494,905	(2,732,768)	1,762,137
Portfolio Optimization Moderate-Conservative	6,294,574	(5,210,119)	1,084,455	3,774,095	(2,763,710)	1,010,385
Portfolio Optimization Moderate	9,223,728	(7,927,991)	1,295,737	9,659,659	(7,163,119)	2,496,540
Portfolio Optimization Growth	2,498,149	(6,392,258)	(3,894,109)	4,048,196	(7,748,132)	(3,699,936)
Portfolio Optimization Aggressive-Growth	827,986	(1,556,860)	(728,874)	340,883	(1,913,269)	(1,572,386)
Invesco V.I. Balanced-Risk Allocation Series II	573,062	(480,853)	92,209	558,803	(55,009)	503,794
American Century VP Mid Cap Value Class II (1)	109,442	(35,218)	74,224

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	2013			2012
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds IS Global Growth Fund Class 4 (1)	1,516	—	1,516
American Funds IS Managed Risk Asset Allocation Fund Class P2 (1)	29,973	—	29,973
American Funds IS New World Fund Class 4 (1)	356	—	356
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4 (1)	1,361	—	1,361
BlackRock Capital Appreciation V.I. Class III	12,589	(4,621)	7,968	14,757	(5,804)	8,953
BlackRock Global Allocation V.I. Class III	3,336,494	(1,192,697)	2,143,797	3,532,924	(1,030,276)	2,502,648
Fidelity VIP Contrafund Service Class 2 (1)	274,464	(23,249)	251,215
Fidelity VIP Funds Manager 60% Service Class 2 (5)	473,554	(34,047)	439,507	199,873	(624)	199,249
Fidelity VIP Strategic Income Service Class 2 (1)	7,237	—	7,237
First Trust/Dow Jones Dividend & Income Allocation (5)	274,095	(44,779)	229,316	113,607	(682)	112,925
Franklin Rising Dividends Securities Class 2 (1)	214,580	(43,280)	171,300
Franklin Templeton VIP Founding Funds Allocation Class 2	4,747	(434)	4,313	2,955	(79)	2,876
Franklin Templeton VIP Founding Funds Allocation Class 4	381,003	(127,832)	253,171	164,522	(145,769)	18,753
Mutual Global Discovery Securities Class 2	173,087	(72,524)	100,563	21,939	(5,076)	16,863
Templeton Global Bond Securities Class 2	316,694	(166,467)	150,227	13,407	(448)	12,959
GE Investments Total Return Class 3	566,760	(191,273)	375,487	563,110	(56,247)	506,863
Janus Aspen Series Balanced Service Shares (1)	1,068,934	(111,219)	957,715
JPMorgan Insurance Trust Equity Index Class 1	—	(344)	(344)	—	(356)	(356)
Lord Abbett Bond Debenture Class VC (1)	56,531	(3,264)	53,267
Lord Abbett International Core Equity Class VC	9,927	(685)	9,242	3,673	(4,175)	(502)
Lord Abbett Total Return Class VC	85,447	(13,280)	72,167	42,878	(4,297)	38,581
MFS Investors Growth Stock Series -Service Class	17,121	(655)	16,466	23	(20)	3
MFS Total Return Series - Service Class	878,702	(131,863)	746,839	320,653	(20,427)	300,226
MFS Utilities Series - Service Class (1)	18,197	(1,777)	16,420
MFS Value Series - Service Class	12,801	(4,769)	8,032	21,472	(6,250)	15,222
PIMCO Commodity Real Return Strategy - Advisor Class (1)	14,064	(266)	13,798
PIMCO Global Multi-Asset - Advisor Class	588,863	(273,631)	315,232	653,361	(104,742)	548,619
Schwab VIT Balanced (6)	202,279	(5,470)	196,809	14,863	(122)	14,741
Schwab VIT Balanced with Growth (1)	289,955	(1,653)	288,302
Schwab VIT Growth (1)	334,983	(920)	334,063
Van Eck VIP Global Hard Assets Class S (1)	11,248	(60)	11,188

(1)	Operations commenced during 2013 (See Note 1).
(2)	Operations commenced on June 8, 2012.
(3)	Operations commenced on December 21, 2012.
(4)	Operations commenced on December 17, 2012.
(5)	Operations commenced on May 10, 2012.
(6)	Operations commenced on November 9, 2012.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Pacific Life & Annuity Company:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Separate Account A of Pacific Life & Annuity Company (the “Separate Account”) comprised of Cash Management, Diversified Bond, Floating Rate Income, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Protected, Managed Bond, Short Duration Bond, Emerging Markets Debt, American Funds® Growth, American Funds Growth-Income, Comstock, Dividend Growth, Equity Index, Focused 30, Growth (formerly Growth LT), Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Value Advantage, Health Sciences, Real Estate, Technology, Emerging Markets, International Large-Cap, International Small-Cap, International Value, Currency Strategies, Global Absolute Return, Precious Metals, American Funds Asset Allocation, Pacific Dynamix - Conservative Growth, Pacific Dynamix - Moderate Growth, Pacific Dynamix - Growth, Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, Portfolio Optimization Aggressive-Growth, Invesco V.I. Balanced-Risk Allocation Series II, American Century VP Mid Cap Value Class II, American Funds IS Global Growth FundSM Class 4, American Funds IS Managed Risk Asset Allocation FundSM Class P2, American Funds IS New World Fund® Class 4, American Funds IS U.S. Government/AAA-Rated Securities FundSM Class 4, BlackRock® Capital Appreciation V.I. Class III, BlackRock Global Allocation V.I. Class III, Fidelity® VIP Contrafund® Service Class 2, Fidelity VIP FundsManager® 60% Service Class 2, Fidelity VIP Strategic Income Service Class 2, First Trust/Dow Jones Dividend & Income Allocation, Franklin Rising Dividends Securities Class 2, Franklin Templeton VIP Founding Funds Allocation Class 2, Franklin Templeton VIP Founding Funds Allocation Class 4, Mutual Global Discovery Securities Class 2, Templeton Global Bond Securities Class 2, GE Investments Total Return Class 3, Janus Aspen Series Balanced Service Shares, JPMorgan Insurance Trust Equity Index Class 1, Lord Abbett Bond Debenture Class VC, Lord Abbett International Core Equity Class VC, Lord Abbett Total Return Class VC, MFS® Investors Growth Stock Series - Service Class, MFS Total Return Series - Service Class, MFS Utilities Series - Service Class, MFS Value Series - Service Class, PIMCO CommodityRealReturn® Strategy - Advisor Class, PIMCO Global Multi-Asset - Advisor Class, Schwab VIT Balanced, Schwab VIT Balanced with Growth, Schwab VIT Growth, and Van Eck VIP Global Hard Assets Class S Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2013, the related statements of operations for the year or period then ended, and the statements of changes in net assets and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned as of December 31, 2013 by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Separate Account A of Pacific Life & Annuity Company as of December 31, 2013, the results of their operations for the year or period then ended, and the changes in their net assets and financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Costa Mesa, California

February 28, 2014

J-1

Pacific Life & Annuity Company

Mailing Address:

P.O. Box 2829

Omaha, Nebraska 68103-2829

Annual Reports as of December 31, 2013 for:

• Pacific Select Fund

• Separate Account A of Pacific Life & Annuity Company

Form No.	N355-14A